UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23161

NuShares ETF Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher

Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: July 31

Date of reporting period: January 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

Semi-Annual Report

January 31, 2018

	Listing Exchange	Ticker Symbol
Fund Name

Nushares Enhanced Yield U.S. Aggregate Bond ETF	NYSE Arca	NUAG
Nushares Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF	NYSE Arca	NUSA
Nushares ESG U.S. Aggregate Bond ETF	NYSE Arca	NUBD

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Table

of Contents

NUVEEN	3

Chairman’s Letter

to Shareholders

Dear Shareholders,

Financial markets ended 2017 on a high note. Concurrent growth across the world’s major economies, strong corporate profits, low inflation and accommodative central banks provided an optimal environment for rising asset prices with remarkably low volatility. Political risks, which were expected to be a wildcard in 2017, did not materialize. The Trump administration achieved one of its major policy goals with the passage of the Tax Cuts and Jobs Act, the European Union (EU) member governments elected EU-friendly leadership, Brexit negotiations moved forward and China’s 19th Party Congress concluded with no major surprises in its economic policy objectives.

Conditions have turned more volatile in 2018, but the positive fundamentals underpinning the markets’ rise over the past year remain intact. In early February, fears of rising inflation, which could prompt more aggressive action by the Federal Reserve (Fed), triggered a widespread sell-off across U.S. and global equity markets. Yet, global economies are still expanding and corporate earnings look healthy, which helped markets stabilize and partially recover the losses.

We do believe volatility will continue to feature more prominently in 2018. Interest rates have been rising and inflation pressures are mounting. Jerome Powell’s first testimony as Fed Chairman increased the likelihood of four rate hikes in 2018, up from three projected at the end of 2017, while also emphasizing the gradual pace of rate hikes established by his predecessor will continue. Investors are uncertain about how markets will react amid tighter financial conditions. After the relative calm of the past few years, it’s anticipated that price fluctuations will begin trending toward a more historically normal range. But we also note that signs foreshadowing recession are lacking at this point.

Maintaining perspective can be difficult with daily headlines focused predominantly on short-term news. Nuveen believes this can be an opportune time to check in with your financial advisor. Strong market appreciation such as that in 2017 may create an imbalance in a diversified portfolio. Your advisor can help you reexamine your investment goals and risk tolerance, and realign your portfolio’s investment mix, if appropriate. On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

William J. Schneider

Chairman of the Board

March 22, 2018

4	NUVEEN

Portfolio Managers’

Comments

Nushares Enhanced Yield U.S. Aggregate Bond ETF (NUAG)

Nushares Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)

Nushares ESG U.S. Aggregate Bond ETF (NUBD)

These Funds feature portfolio management by Teachers Advisors, LLC, an affiliate of Nuveen Fund Advisors, LLC. Portfolio managers Lijun (Kevin) Chen, CFA, and Jayesh D. Bhansali, CFA. Kevin and Jayesh have managed the Funds since their inceptions.

Here they discuss key investment strategies, the six-month performance of NUAG and NUSA, and the performance of NUBD during the abbreviated reporting period from NUBD’s commencement of operations on September 29, 2017 through January 31, 2018.

Nushares Enhanced Yield U.S. Aggregate Bond ETF (NUAG)

What key strategies were used to manage the Fund during the six-month reporting period and how did these strategies influence performance?

The Fund employs a passive management (or “indexing”) approach, seeking to track the investment results, before fees and expenses, of the ICE BofAML Enhanced Yield U.S. Broad Bond Index (the “NUAG Enhanced Index”). The NUAG Enhanced Index is designed to broadly capture the U.S. investment grade fixed income market and uses a rules-based weighting methodology that seeks to enhance yield while maintaining comparable risk. The NUAG Enhanced Index is primarily comprised of U.S. government securities, debt securities issued by U.S. corporations, residential and commercial mortgage-backed securities, asset-backed securities and U.S. dollar-denominated debt securities issued by non-U.S. governments and corporations that are publicly offered for sale in the U.S. The Fund generally invests in a sample of the securities in the NUAG Enhanced Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the NUAG Enhanced Index. Under normal market conditions, the Fund invests at least 80% of its assets, exclusive of collateral held from securities lending, in component securities of the NUAG Enhanced Index. The Fund rebalances its holdings monthly in response to the monthly NUAG Enhanced Index rebalances.

During the reporting period, the Fund has remained fully invested within its allocation targets to track the NUAG Enhanced Index. As of January 31, 2018, the Fund’s net assets were invested in 33.6% corporate debt, 40.2% securitized debt, 21.1% U.S. Treasuries and 2.9% government-related debt. The Fund delivered index-like performance results and minimized tracking error (i.e. the divergence in performance from that of the NUAG Enhanced Index), in this reporting period.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Fund disclaims any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Each Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. For NUAG and NUSA, if all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. For NUBD, if all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle rating is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities are included in the U.S. Treasury/Agency category.

Refer to the Glossary of Terms Used in this report for further definition of the terms used within this section.

NUVEEN	5

Portfolio Managers’ Comments (continued)

How did the Fund perform during the six-month reporting period ended January 31, 2018?

The table in the Fund’s Performance Overview and Expense Ratios section of this report provides the Fund’s total return performance information for the six-month, one-year and since inception periods ended January 31, 2018. The Fund’s total returns at net asset value (NAV) are compared with the performance of the NUAG Enhanced Index, which the Fund is designed to track.

The Fund’s total return underperformed that of the NUAG Enhanced Index over this reporting period. As expected, the relative underperformance is mainly attributable to the transaction costs related to the Fund’s acquisition of structured securities, as well as fees and expenses incurred by the Fund that are not incurred by the NUAG Enhanced Index. The NUAG Enhanced Index is unmanaged and therefore its returns do not reflect any fees or expenses, which would detract from its performance. You cannot invest directly in an index.

Nushares Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)

What key strategies were used to manage the Fund during the abbreviated reporting period and how did these strategies influence performance?

The Fund employs a passive management (or “indexing”) approach, seeking to track the investment results, before fees and expenses, of the ICE BofAML Enhanced Yield 1-5 Year U.S. Broad Bond Index (the “NUSA Enhanced Index”). The NUSA Enhanced Index is designed to broadly capture the 1-5 year U.S. investment grade fixed income market and uses a rules-based weighting methodology that seeks to enhance yield while maintaining comparable risk. The NUSA Enhanced Index is primarily comprised of U.S. government securities, debt securities issued by U.S. corporations, residential and commercial mortgage-backed securities, asset-backed securities and U.S. dollar-denominated debt securities issued by non-U.S. governments and corporations that are publicly offered for sale in the U.S. The Fund generally invests in a sample of the securities in the NUSA Enhanced Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the NUSA Enhanced Index. Under normal market conditions, the Fund invests at least 80% of its assets and the amount of any borrowings for investment purposes in component securities of the NUSA Enhanced Index. The Fund rebalances its holdings monthly in response to the monthly NUSA Enhanced Index rebalances.

During the reporting period, the Fund has remained fully invested within its allocation targets to track the NUSA Enhanced Index. As of January 31, 2018, the Fund’s net assets were invested in 51.2% corporate debt, 24.5% securitized debt, 22.5% U.S. Treasuries and 0.7% government-related debt. The Fund delivered index-like performance results and minimized tracking error (i.e. the divergence in performance from that of the NUSA Enhanced Index), in this reporting period.

How did the Fund perform during the six-month reporting period ended January 31, 2018?

The table in the Fund’s Performance Overview and Expense Ratios section of this report provides the Fund’s total return performance information for the six-month, one-year and since inception periods ended January 31, 2018. The Fund’s total returns at net asset value (NAV) are compared with the performance of the NUSA Enhanced Index, which the Fund is designed to track.

The Fund’s total return was in line with that of the NUSA Enhanced Index over this reporting period. The NUSA Enhanced Index is unmanaged and therefore its returns do not reflect any fees or expenses, which would detract from its performance. You cannot invest directly in an index.

Nushares ESG U.S. Aggregate Bond ETF (NUBD)

What key strategies were used to manage the Fund during the abbreviated reporting period and how did these strategies influence performance?

The Fund employs a passive management (or “indexing”) approach, investing in a diversified portfolio of U.S. investment grade bonds that satisfy certain environmental, social and governance (“ESG”) criteria. The Fund seeks to track the investment results, before fees and expenses, of the Bloomberg Barclays MSCI U.S. Aggregate ESG Select Index (“the NUBD Select Index”). The NUBD Select Index is composed of U.S. investment grade fixed income securities that satisfy certain ESG and low-carbon criteria, including

6	NUVEEN

U.S. government securities, debt securities issued by U.S. corporations, residential and commercial mortgage-backed securities, asset-backed securities and U.S. dollar-denominated debt securities issued by non-U.S. governments and corporations that are publicly offered for sale in the U.S. The NUBD Select Index selects from the securities included in the Bloomberg Barclays U.S. Aggregate Bond Index (the “Base Index”), which is designed to broadly capture the U.S. investment grade, taxable fixed income market. Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in component securities of the NUBD Select Index. To the extent the NUBD Select Index concentrates (i.e., holds 25% or more of its total assets) in the securities of companies in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the NUBD Select Index. The Fund rebalances its holdings monthly in response to the monthly NUBD Select Index rebalances.

During the abbreviated reporting period, the Fund has remained fully invested within its allocation targets to track the NUBD Select Index. As of January 31, 2018, the Fund’s net assets were invested in 36.6% U.S. Treasuries, 29.7% securitized debt, 26.8% corporate debt and 6.0% government-related debt. The Fund delivered index-like performance results and minimized tracking error (i.e. the divergence in performance from that of the NUBD Select Index), in this abbreviated reporting period.

How did the Fund perform during the abbreviated reporting period ended January 31, 2018?

The table in the Fund’s Performance Overview and Expense Ratios section of this report provides the Fund’s total return performance for the abbreviated reporting period from the Fund’s commencement of operation on September 29, 2017 through January 31, 2018. The Fund’s total returns at net asset value (NAV) are compared with the performance of the NUBD Select Index, which the Fund is designed to track.

The Fund’s total return underperformed that of the NUBD Select Index over this abbreviated reporting period. As expected, the relative underperformance is mainly attributable to the transaction costs related to the Fund’s acquisition of structured securities, as well as fees and expenses incurred by the Fund that are not incurred by the NUBD Select Index. The NUBD Select Index is unmanaged and therefore its returns do not reflect any fees or expenses, which would detract from its performance. You cannot invest directly in an index.

NUVEEN	7

Risk Considerations

and Dividend Information

NuShares Enhanced Yield U.S. Aggregate Bond ETF

Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. An exchange-traded fund seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. Interest rate risk occurs when interest rates rise causing bond prices to fall. Credit risk arises from an issuer’s ability to make interest and principal payments when due, as well as the prices of bonds declining when an issuer’s credit quality is expected to deteriorate. These and other risk considerations are described in detail in the Fund’s prospectus.

NuShares Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF

Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates. Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments. This ETF is concentrated in the financial sector. Performance of companies in the financial sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, changes in interest rates and decreased liquidity in credit markets. These and other risk considerations are described in detail in the Fund’s prospectus.

Nushares ESG U.S. Aggregate Bond ETF

Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. An exchange-traded fund seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. Because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. Interest rate risk occurs when interest rates rise causing bond prices to fall. Credit risk arises from an issuer’s ability to make interest and principal payments when due, as well as the prices of bonds declining when an issuer’s credit quality is expected to deteriorate. These and other risk considerations are described in detail in the Fund’s prospectus.

Dividend Information

Each Fund seeks to pay monthly dividends out of its net investment income. Monthly distributions are not expected to be a level amount from period-to-period. Each Fund will, over time, pay all its net investment income as dividends to shareholders.

As of January 31, 2018, NUAG, NUSA and NUBD had positive UNII balances, based upon our best estimate, for tax purposes. NUAG had a negative UNII balance and NUSA and NUBD had positive UNII balances for financial reporting purposes.

All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions was sourced from or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders would have received a notice to that effect. For financial reporting purposes, the composition and per share amounts of each Fund’s dividends for the reporting period are presented in this report’s Statement of Changes in Net Assets and Financial Highlights, respectively. For income tax purposes, distribution information for NUAG and NUSA as of their most recent tax year end is presented in Note 6 – Income Tax Information within the Notes to Financial Statements of this report.

8	NUVEEN

Fund Performance

and Expense Ratios

The Fund Performance and Expense Ratio for each Fund are shown within this section of the report.

Returns quoted represent past performance, which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are sold, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Total returns for a period of less than one year are not annualized. Returns assume reinvestment of dividends and capital gains. Market price returns are based on the closing market price as of the end of the reporting period. For performance current to the most recent month-end visit nuveen.com or call (800) 257-8787.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

The expense ratios represents each Fund’s total operating expenses as reflected in the most recent prospectus. The expense ratios shown include the management fees and other applicable fees and expenses paid by the Fund.

NUVEEN	9

Fund Performance and Expense Ratios (continued)

Nushares Enhanced Yield U.S. Aggregate Bond ETF (NUAG)

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance

Average Annual Total Returns as of January 31, 2018

	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
NUAG at NAV	(0.07)%	2.78%	0.49%
NUAG at Market Price	(0.03)%	2.96%	0.70%
ICE BofAML Enhanced Yield U.S. Broad Bond Index	0.18%	3.29%	0.92%
Bloomberg Barclays U.S. Aggregate Bond Index	(0.35)%	2.15%	(0.11)%

Average Annual Total Returns as of December 31, 2017 (Most Recent Calendar Quarter)

	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
NUAG at NAV	1.70%	4.23%	1.44%
NUAG at Market Price	1.23%	3.98%	1.40%

Since inception returns are from 9/14/16. Indexes are not available for direct investment.

Expense Ratio as of Most Recent Prospectus

Expense Ratio	0.20%

10	NUVEEN

Fund Performance and Expense Ratios (continued)

Nushares Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance

Total Returns as of January 31, 2018

	Cumulative
	6-Month	Since Inception
NUSA at NAV	(0.46)%	0.64%
NUSA at Market Price	(0.30)%	0.95%
ICE BofAML Enhanced Yield 1-5 Year U.S. Broad Bond Index	(0.44)%	0.84%
Bloomberg Barclays 1-5 Year Government/Credit Index	(0.75)%	0.16%

Total Returns as of December 31, 2017 (Most Recent Calendar Quarter)

	Cumulative
	6-Month	Since Inception
NUSA at NAV	0.42%	1.11%
NUSA at Market Price	0.44%	1.24%

Since inception returns are from 3/31/17. Indexes are not available for direct investment.

Expense Ratio as of Most Recent Prospectus

Expense Ratio	0.20%

NUVEEN	11

Fund Performance and Expense Ratios (continued)

Nushares ESG U.S. Aggregate Bond ETF (NUBD)

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance

Total Returns as of January 31, 2018

Cumulative
Since Inception
NUBD at NAV	(0.93)%
NUBD at Market Price	(0.95)%
Bloomberg Barclays MSCI U.S. Aggregate ESG Select Index	(0.83)%
Bloomberg Barclays U.S. Aggregate Bond Index	(0.77)%

Total Returns as of December 31, 2017 (Most Recent Calendar Quarter)

Cumulative
Since Inception
NUBD at NAV	0.30%
NUBD at Market Price	0.34%

Since inception returns are from 9/29/17. Indexes are not available for direct investment.

Expense Ratio as of Most Recent Prospectus

Expense Ratio	0.20%

12	NUVEEN

Yields as of January 31, 2018

Dividend Yield is the most recent dividend per share (annualized) divided by the market price per share.

The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum market price per share. Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

Nushares Enhanced Yield U.S. Aggregate Bond ETF (NUAG)

Dividend Yield	3.05%
SEC 30-Day Yield	2.77%

Nushares Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)

Dividend Yield	3.02%
SEC 30-Day Yield	2.34%

Nushares ESG U.S. Aggregate Bond ETF (NUBD)

Dividend Yield	2.58%
SEC 30-Day Yield	1.94%

NUVEEN	13

Holding

Summaries as of January 31, 2018

This data relates to the securities held in each Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for a Fund itself. Holdings are subject to change.

Each Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. For NUAG and NUSA, if all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. For NUBD, if all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle rating is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities are included in the U.S. Treasury/Agency category.

Nushares Enhanced Yield U.S. Aggregate Bond ETF (NUAG)

Fund Allocation

(% of net assets)

Securitized	40.2%
Corporate Debt	33.6%
U.S. Treasury	22.1%
Government Related – Long-Term	2.9%
Government Related – Short-Term	0.7%
Other Assets Less Liabilities	0.5%
Net Assets	100%

Corporate Debt: Industries

(% of total corporate debt holdings)

Industrial	47.9%
Financials	26.6%
Utility	25.5%
Total	100%

Portfolio Credit Quality

(% of total investments)

AAA	2.2%
AA	1.7%
A	4.3%
BBB	31.1%
BB or Lower	0.1%
U.S. Treasury/Agency	60.6%
Total	100%

14	NUVEEN

Nushares Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)

Fund Allocation

(% of net assets)

Corporate Debt	51.2%
Securitized	24.5%
U.S. Treasury	22.5%
Government Related – Long-Term	0.7%
Other Assets Less Liabilities	1.1%
Net Assets	100%

Corporate Debt: Industries

(% of total corporate debt holdings)

Financials	57.6%
Industrial	23.4%
Utility	19.0%
Total	100%

Portfolio Credit Quality

(% of total investments)

AAA	15.6%
AA	1.4%
A	18.8%
BBB	32.0%
BB or Lower	0.3%
U.S. Treasury/Agency	31.9%
Total	100%

NUVEEN	15

Holding Summaries as of January 31, 2018 (continued)

Nushares ESG U.S. Aggregate Bond ETF (NUBD)

Fund Allocation

(% of net assets)

U.S. Treasury	36.6%
Securitized	29.7%
Corporate Debt	26.8%
Government Related – Long-Term	6.0%
Other Assets Less Liabilities	0.9%
Net Assets	100%

Corporate Debt: Industries

(% of total corporate debt holdings)

Industrial	59.7%
Financials	32.9%
Utility	7.4%
Total	100%

Portfolio Credit Quality

(% of total investments)

AAA	5.7%
AA	2.7%
A	11.1%
BBB	14.4%
U.S. Treasury/Agency	66.1%
Total	100%

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Expense

Examples

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other applicable Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. Since NUBD’s expense example below reflects only the first 125 days of the Fund’s operations, it may not provide a meaningful understanding of the Fund’s ongoing expenses.

The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through January 31, 2018.

The beginning of the period is August 1, 2017 for NUAG and NUSA and September 29, 2017 (commencement of operations) for NUBD.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your Fund in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Nushares Enhanced Yield U.S. Aggregate Bond ETF (NUAG)

Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$999.30
Expenses Incurred During Period	$1.01
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,024.20
Expenses Incurred During Period	$1.02

Expenses are equal to the Fund’s annualized net expense ratio of 0.20% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

NUVEEN	17

Expense Examples (continued)

Nushares Enhanced Yield 1-5 year U.S. Aggregate Bond ETF (NUSA)

Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$995.40
Expenses Incurred During Period	$1.01
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,024.20
Expenses Incurred During Period	$1.02

Expenses are equal to the Fund’s annualized net expense ratio of 0.20% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Nushares ESG U.S. Aggregate Bond ETF (NUBD)

Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$990.70
Expenses Incurred During Period	$0.68
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,024.20
Expenses Incurred During Period	$0.69

Expenses are equal to the Fund’s annualized net expense ratio of 0.20% multiplied by the average account value over the period, multiplied by 125/365 (to reflect the 125 days in the period since commencement of operations).

18	NUVEEN

Nushares Enhanced Yield U.S. Aggregate Bond ETF (NUAG)

Portfolio of Investments	January 31, 2018 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 98.8%

	SECURITIZED – 40.2%

$500	Benchmark Mortgage Trust Series 2018-B1 Class A2, (WI/DD)	3.571%	1/15/51	AAA	$513,260

600	Commercial Mortgage Pass-Through Certificates, Series 2015-LC19	3.527%	2/10/48	AA+	598,833

500	CSAIL Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C2	3.849%	6/15/57	Aa2	506,159

1,082	Fannie Mae Mortgage Pool AL9125	4.000%	10/01/43	N/R	1,121,816

1,030	Fannie Mae Mortgage Pool AX4887	4.000%	12/01/44	N/R	1,065,471

2,000	Fannie Mae Mortgage Pool AS6302	3.500%	12/01/45	N/R	2,021,218

1,990	Fannie Mae Mortgage Pool MA1489	3.000%	7/01/43	N/R	1,961,172

3,141	Fannie Mae Mortgage Pool MA2671	3.500%	7/01/46	N/R	3,173,852

3,594	Fannie Mae Mortgage Pool MA2929, (WI/DD)	3.500%	3/01/47	N/R	3,631,879

1,250	Fannie Mae Mortgage Pool MA3120	3.500%	9/01/47	N/R	1,263,675

993	Fannie Mae Mortgage Pool MA3211, (WI/DD)	4.000%	12/01/47	N/R	1,028,492

1,000	Fannie Mae Mortgage Pool MA3276, (WI/DD)	3.500%	2/01/48	N/R	1,010,487

1,000	Fannie Mae Mortgage Pool MA3305, (WI/DD)	3.500%	2/01/48	N/R	1,010,538

996	Fannie Mae Mortgage Pool MA3239, (WI/DD)	4.000%	1/01/48	N/R	1,030,844

1,000	Fannie Mae Mortgage Pool MA3277, (WI/DD)	4.000%	2/01/48	N/R	1,034,446

998	Freddie Mac Gold Pool PG08797, (WI/DD)	4.000%	1/01/48	N/R	1,033,720

1,000	Freddie Mac Gold Pool PG08800, (WI/DD)	3.500%	2/01/48	N/R	1,010,261

499	Ginnie Mae II Pool MA4900, (WI/DD)	3.500%	12/20/47	N/R	508,366

500	Ginnie Mae II Pool PMA4962, (WI/DD)	3.500%	1/20/48	N/R	509,483

2,154	Ginnie Mae Mortgage Pool MA2149	4.000%	8/20/44	N/R	2,246,707

1,359	Ginnie Mae Mortgage Pool MA3311	4.000%	12/20/45	N/R	1,417,980

907	Ginnie Mae Mortgage Pool MA3310	3.500%	12/20/45	N/R	924,641

327	Ginnie Mae Mortgage Pool MA3874	3.500%	8/20/46	N/R	332,793

8,706	Ginnie Mae Mortgage Pool MA3937	3.500%	9/20/46	N/R	8,871,392

500	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage-Pass-Through Certificates, Series 2014-LC16	4.020%	8/15/50	Aaa	509,234

500	World Financial Network Credit Card Master Trust, Series 2012-A	3.140%	1/17/23	AAA	504,490
$38,126	Total Securitized (cost $39,668,828)				38,841,209

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE DEBT – 33.6%

	Financials – 8.9%

$80	AerCap Ireland Capital Limited / AerCap Global Aviation Trust	4.250%	7/01/20	BBB–	$82,344

295	American International Group, Inc.	4.125%	2/15/24	BBB+	306,377

NUVEEN	19

Nushares Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)

Portfolio of Investments	January 31, 2018 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Financials (continued)

$142	Anthem, Inc.	3.500%	8/15/24	BBB+	$143,297

100	Axis Specialty Finance PLC.	4.000%	12/06/27	BBB+	98,823

154	Bank of America Corporation	4.200%	8/26/24	BBB+	159,741

281	Bank of America Corporation	3.950%	4/21/25	BBB+	285,956

346	Bank of America Corporation	4.183%	11/25/27	BBB+	354,496

40	Barclays Bank PLC	3.750%	5/15/24	A	40,826

156	BGC Partners Inc.	5.375%	12/09/19	BBB–	162,102

130	Boston Properties Limited Partnership	3.200%	1/15/25	BBB+	127,420

350	Capital One Bank	3.375%	2/15/23	BBB+	348,094

300	Capital One Financial Corporation	3.800%	1/31/28	BBB+	297,783

172	Citigroup Inc.	3.500%	5/15/23	BBB	172,800

172	Citigroup Inc.	3.700%	1/12/26	A–	174,077

200	Citigroup Inc.	4.125%	7/25/28	BBB	203,184

360	Citigroup Inc.	4.750%	5/18/46	BBB	390,287

72	Delphi Financial Group	7.875%	1/31/20	BBB	78,797

207	Fifth Third Bancorp.	4.300%	1/16/24	BBB+	216,279

127	FS Investment Corporation	4.000%	7/15/19	BBB–	127,875

333	Goldman Sachs Group Inc., Series EMC	3.750%	2/25/26	A–	336,122

270	Goldman Sachs Group, Inc.	3.500%	11/16/26	A–	266,137

40	Government Properties Income Trust	3.750%	8/15/19	BBB–	40,311

130	Healthcare Realty Trust	3.625%	1/15/28	BBB	126,524

100	Hospitality Property Trust	4.375%	2/15/30	BBB–	98,013

44	Host Hotel & Resorts Inc.	6.000%	10/01/21	BBB	47,836

200	HSBC Holdings PLC	4.250%	3/14/24	A–	205,960

142	Humana, Inc.	3.850%	10/01/24	BBB	144,979

148	Jefferies Group Inc.	8.500%	7/15/19	BBB–	160,156

100	JPMorgan Chase & Company	2.972%	1/15/23	A	99,823

96	JPMorgan Chase & Company	3.375%	5/01/23	A–	96,572

158	JPMorgan Chase & Company	3.200%	6/15/26	A	154,684

260	JPMorgan Chase & Company	3.964%	11/15/48	A	262,695

40	Key Bank NA	3.400%	5/20/26	BBB+	39,293

130	Kilroy Realty Limited Partnership	3.450%	12/15/24	BBB	127,828

207	Lincoln National Corporation	4.200%	3/15/22	BBB+	214,702

40	Mitsubishi UFJ Financial Group, Inc.	3.850%	3/01/26	A	40,587

247	Morgan Stanley	3.875%	1/27/26	A–	252,377

134	Pennantpark Investment Corporation	4.500%	10/01/19	BBB–	135,088

130	Physicians Realty LP	3.950%	1/15/28	BBB–	126,253

61	Primerica Inc.	4.750%	7/15/22	BBB+	64,598

192	Principal Financial Inc.	3.125%	5/15/23	BBB+	190,177

20	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Financials (continued)

$137	Prospect Capital Corporation	5.000%	7/15/19	BBB–	$139,399

74	Prudential Financial Inc.	3.500%	5/15/24	A–	75,316

142	Prudential Financial Inc.	5.875%	9/15/42	BBB	155,490

40	Rabobank Nederland	3.950%	11/09/22	A–	41,055

140	Realty Income Corporation	3.650%	1/15/28	BBB+	138,628

93	Reinsurance Group of America Inc.	4.700%	9/15/23	BBB+	98,512

44	Select Income REIT	3.600%	2/01/20	BBB–	44,075

140	Stifel Financial Corporation	3.500%	12/01/20	BBB–	140,967

124	Sumitomo Mitsui Financial Group, Inc.	3.784%	3/09/26	A	125,526

40	Suntrust Bank, Subordinate Note	3.300%	5/15/26	BBB+	38,862

160	Synchrony Financial	3.950%	12/01/27	BBB–	157,187

63	Torchmark Corporation	3.800%	9/15/22	A–	64,541

48	UnumProvident Corporation	5.625%	9/15/20	BBB	51,254

107	Voya Financial Inc.	5.500%	7/15/22	BBB	116,500

244	Wells Fargo & Company	3.000%	4/22/26	A	236,562
8,482	Total Financials				8,625,147

	Industrial – 16.1%

162	AbbVie Inc.	3.600%	5/14/25	BBB+	163,497

276	Allergan	3.850%	6/15/24	BBB–	279,511

122	AT&T, Inc.	4.500%	5/15/35	BBB+	120,164

355	AT&T, Inc.	4.300%	12/15/42	BBB+	332,430

521	AT&T, Inc.	4.350%	6/15/45	BBB+	479,769

44	AutoNation Inc.	4.500%	10/01/25	BBB–	45,332

66	Baxalta, Inc.	2.875%	6/23/20	BBB–	66,092

120	Baxalta, Inc.	3.600%	6/23/22	BBB–	121,379

180	Baxter International Inc.	3.500%	8/15/46	BBB+	162,687

176	Becton Dickinson & Company	4.685%	12/15/44	BBB–	186,782

269	Boardwalk Pipelines LP	3.375%	2/01/23	BBB–	265,354

40	BorgWarner Inc.	3.375%	3/15/25	BBB+	39,637

118	BorgWarner Inc.	4.375%	3/15/45	BBB+	119,108

154	Buckeye Partners LP	4.150%	7/01/23	BBB–	156,064

280	Canadian Natural Resources Limited	3.900%	2/01/25	BBB	284,642

122	Canadian Pacific Railway Company	4.800%	9/15/35	BBB+	137,781

120	Cardinal Health Inc.	4.500%	11/15/44	BBB+	120,514

170	CBS Corporation, 144A	3.700%	6/01/28	BBB	165,445

54	Celanese US Holdings LLC	5.875%	6/15/21	BBB–	58,505

142	Celgene Corporation	3.625%	5/15/24	BBB	143,486

60	Charter Communications Operating Capital Corporation	4.908%	7/23/25	BBB–	62,732

NUVEEN	21

Nushares Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)

Portfolio of Investments	January 31, 2018 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Industrial (continued)

$160	Charter Communications Operating Capital Corporation	5.375%	5/01/47	BBB–	$165,245

205	Cimarex Energy Company	4.375%	6/01/24	BBB–	215,152

50	Coach, Inc.	4.250%	4/01/25	BBB–	50,693

72	Columbia Pipeline Group, Inc.	5.800%	6/01/45	BBB	87,839

40	CVS Health Corporation	4.875%	7/20/35	BBB	43,427

118	CVS Health Corporation	5.125%	7/20/45	BBB	131,904

104	Delphi Corporation	4.150%	3/15/24	BBB	107,427

80	Discovery Communications Inc.	3.250%	4/01/23	BBB–	78,736

144	Discovery Communications Inc.	4.900%	3/11/26	BBB–	151,888

40	Eaton Corporation	4.000%	11/02/32	BBB+	40,719

122	Eaton Corporation	4.150%	11/01/42	BBB+	124,752

130	Ecolab Inc., 144A	3.250%	12/01/27	BBB+	127,925

90	Electronic Arts, Inc.	4.800%	3/01/26	BBB	97,483

185	Enable Midstream Partners LP	3.900%	5/15/24	BBB–	184,474

236	Enterprise Products Operating LP	5.750%	3/01/35	BBB+	274,400

150	Express Scripts Holding Company	3.050%	11/30/22	BBB	148,286

213	FedEx Corporation	3.900%	2/01/35	BBB	212,965

110	Flowers Foods, Inc.	3.500%	10/01/26	BBB	106,619

44	Flowserve Corporation	4.000%	11/15/23	BBB–	44,157

120	FMC Corporation	5.200%	12/15/19	BBB–	124,499

44	Ford Motor Company	6.375%	2/01/29	BBB	51,143

132	Ford Motor Company	4.750%	1/15/43	BBB	130,005

160	Ford Motor Credit Company	3.664%	9/08/24	BBB	158,947

114	Fortive Corporation	4.300%	6/15/46	BBB	118,417

199	General Motors Corporation	6.600%	4/01/36	BBB	241,207

380	Grupo Televisa SAB	5.000%	5/13/45	BBB+	373,145

437	Halliburton Company	3.800%	11/15/25	BBB+	447,165

141	Harman International Industries, Inc.	4.150%	5/15/25	BBB	143,759

147	Helmerich and Payne International Drilling Company	4.650%	3/15/25	BBB+	154,389

80	Interpublic Group of Companies Inc.	3.750%	2/15/23	BBB	81,249

68	Johnson Controls International PLC	4.625%	7/02/44	BBB+	74,031

40	Johnson Controls International PLC	5.125%	9/14/45	BBB+	46,640

69	Kennametal Inc.	3.875%	2/15/22	BBB–	69,407

40	Kohl’s Corporation	4.250%	7/17/25	BBB	40,729

248	Kraft Heinz Foods Company	5.000%	7/15/35	BBB–	269,125

188	Lockheed Martin Corporation	3.600%	3/01/35	BBB+	186,942

104	Macys Retail Holdings Inc.	6.650%	7/15/24	BBB–	113,920

309	Magellan Midstream Partners LP	4.200%	3/15/45	BBB+	302,801

269	Marathon Petroleum Corporation	3.625%	9/15/24	BBB	271,867

22	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Industrial (continued)

$114	Marriott International, Inc.	4.500%	10/01/34	BBB	$118,884

102	McDonald’s Corporation	4.700%	12/09/35	BBB+	113,534

138	McDonald’s Corporation	4.875%	7/15/40	BBB+	155,758

68	McKesson Corporation	4.883%	3/15/44	BBB+	73,094

130	Mosaic Company	4.050%	11/15/27	BBB–	128,833

324	MPLX LP	4.500%	7/15/23	BBB–	338,555

104	Mylan Inc.	3.150%	6/15/21	BBB–	103,950

40	Newell Brands Inc.	5.000%	11/15/23	BBB–	41,926

100	Newell Brands Inc.	5.375%	4/01/36	BBB–	112,867

112	Newmont Mining Corporation	3.500%	3/15/22	BBB	113,218

100	Constellation Brands Inc., (WI/DD)	3.600%	2/15/28	BBB–	99,195

124	Noble Energy Inc.	3.900%	11/15/24	BBB–	126,762

55	Nordstrom, Inc.	6.950%	3/15/28	BBB+	60,154

79	Northern Border Pipeline Company	7.500%	9/15/21	BBB+	89,121

100	Nucor Corporation	4.125%	9/15/22	BBB+	104,574

90	Oceaneering International, Inc.	4.650%	11/15/24	BBB–	87,442

100	Oracle Corporation	3.800%	11/15/37	A+	102,536

116	Orange SA	5.375%	1/13/42	BBB+	137,117

80	Perrigo Finance Unlimited Company	3.500%	3/15/21	BBB–	80,516

285	Phillips 66	4.650%	11/15/34	BBB+	311,598

181	Pioneer Natural Resources Company	4.450%	1/15/26	BBB	192,330

216	Priceline Group Inc.	3.550%	3/15/28	BBB+	211,427

87	Rayonier, Inc.	3.750%	4/01/22	BBB–	87,208

137	Reliance Steel and Aluminum Co	4.500%	4/15/23	BBB	142,959

142	Reynolds American Inc.	5.700%	8/15/35	BBB	167,042

180	Rogers Communications Inc.	5.000%	3/15/44	BBB+	201,641

100	RPM International, Inc.	4.250%	1/15/48	BBB	96,582

119	Scripps Networks Interactive Inc.	3.900%	11/15/24	BBB	119,153

236	Spectra Energy Partners LP	4.500%	3/15/45	BBB	243,958

94	Sysco Corporation	5.375%	9/21/35	BBB+	109,239

74	The JM Smucker Company	4.250%	3/15/35	BBB	76,285

74	Thermo Fischer Scientific Inc.	5.300%	2/01/44	BBB	87,491

82	Tyson Foods	4.875%	8/15/34	BBB	90,471

329	Valero Energy Corporation	3.650%	3/15/25	BBB	333,695

88	Valmont Industries, Inc.	6.625%	4/20/20	BBB	95,129

230	Verizon Communications	4.400%	11/01/34	BBB+	233,024

181	Verizon Communications	4.750%	11/01/41	BBB+	185,324

456	Verizon Communications	4.125%	8/15/46	BBB+	426,266

235	Viacom Inc.	4.250%	9/01/23	BBB–	243,076

NUVEEN	23

NuShares Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)

Portfolio of Investments	January 31, 2018 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Industrial (continued)

$55	Walgreen Company	4.400%	9/15/42	BBB	$54,733

40	Walgreens Boots Alliance, Inc.	4.500%	11/18/34	BBB	41,051

93	Waste Management Inc.	3.900%	3/01/35	BBB+	95,699

68	Worthington Industries, Inc.	4.550%	4/15/26	BBB–	69,295

40	Zimmer Biomet Holdings, Inc.	4.250%	8/15/35	BBB–	38,686

60	Zimmer Biomet Holdings, Inc.	5.750%	11/30/39	BBB–	68,133
15,091	Total Industrial				15,513,920

	Utility – 8.6%

100	American Electric Power	3.200%	11/13/27	BBB+	96,971

150	Appalachian Power Company	5.800%	10/01/35	BBB+	181,688

72	Appalachian Power Company	4.400%	5/15/44	BBB+	77,683

80	Black Hills Corporation	3.150%	1/15/27	BBB	76,446

40	Black Hills Corporation	4.200%	9/15/46	BBB	40,642

148	CenterPoint Energy Resources Corporation	4.100%	9/01/47	BBB+	150,901

220	Cleco Corporate Holdings LLC	3.743%	5/01/26	BBB–	216,368

126	CMS Energy Corporation	4.700%	3/31/43	BBB	137,578

208	Commonwealth Edison Company	3.750%	8/15/47	A	209,591

195	Dominion Resources Inc.	5.250%	8/01/33	BBB	220,261

227	Dominion Resources Inc.	4.700%	12/01/44	BBB	250,896

248	DTE Electric Company	3.750%	8/15/47	A+	250,646

224	Duke Energy Corporation	2.650%	9/01/26	BBB+	208,613

390	Duke Energy Corporation	3.750%	9/01/46	BBB+	372,886

250	Duke Energy Progress LLC	3.600%	9/15/47	A+	246,096

128	Edison International	2.950%	3/15/23	BBB+	125,935

80	El Paso Electric Company	5.000%	12/01/44	BBB	85,591

44	Emera US Finance LP	3.550%	6/15/26	BBB–	42,996

224	Emera US Finance LP	4.750%	6/15/46	BBB–	235,911

134	Entergy Corporation	2.950%	9/01/26	BBB	127,295

282	Exelon Corporation	4.950%	6/15/35	BBB	314,768

337	Exelon Corporation	4.450%	4/15/46	BBB	354,901

80	Indiana Michigan Power Company	3.200%	3/15/23	BBB+	80,070

100	Indiana Michigan Power Company	3.750%	7/01/47	BBB+	98,837

84	Interstate Power And Light Company	4.700%	10/15/43	BBB+	93,012

120	ITC Holdings Corp.	3.250%	6/30/26	BBB+	117,058

60	ITC Holdings Corp.	5.300%	7/01/43	BBB+	70,754

55	John Sevier Combined Cylce Generation LLC	4.626%	1/15/42	AA	59,273

98	Kansas City Power and Light Co	5.300%	10/01/41	BBB+	114,736

107	Kansas City Power and Light Co	4.200%	6/15/47	BBB+	109,785

24	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Utility (continued)

$83	KeySpan Corporation	5.803%	4/01/35	BBB+	$100,797

140	National Rural Utilities Cooperative Finance Corporation	2.850%	1/27/25	A+	137,013

131	NiSource Finance Corporation	5.250%	2/15/43	BBB	153,805

177	NiSource Finance Corporation	4.800%	2/15/44	BBB	197,213

300	NiSource Finance Corporation	3.950%	3/30/48	BBB	298,732

180	PPL Capital Funding Inc.	4.700%	6/01/43	BBB	196,778

168	PSE&G Power LLC	4.300%	11/15/23	BBB+	175,163

250	Public Service of Colorado	3.800%	6/15/47	A+	253,169

66	Public Service Company of New Mexico	3.850%	8/01/25	BBB	66,967

112	Puget Energy, Inc.	3.650%	5/15/25	BBB–	112,550

136	SCANA Corporation	4.125%	2/01/22	BB+	138,979

74	Southaven Combined Cycle Generation LLC	3.846%	8/15/33	AA	75,967

230	Southern Company Gas Capital Corporation	4.400%	6/01/43	BBB+	237,540

200	Southwestern Electric Power Corporation.	3.850%	2/01/48	BBB+	198,059

150	Southwestern Public Service Company	3.700%	8/15/47	A	148,528

60	Spire, Inc.	4.700%	8/15/44	BBB	65,362

208	The Southern Company	4.250%	7/01/36	BBB+	215,379

320	The Southern Company	4.400%	7/01/46	BBB+	331,505

179	TransAlta Corporation	4.500%	11/15/22	BBB–	181,508

126	Tucson Electric Power Company	3.050%	3/15/25	A–	121,514

94	Xcel Energy Inc.	4.800%	9/15/41	BBB+	104,122
7,995	Total Utility				8,278,838
$31,568	Total Corporate Debt (cost $32,746,622)				32,417,905

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. TREASURY- 22.1%

$4,858	U.S. Treasury Notes	0.750%	8/15/19	AAA	$4,761,789

3,607	U.S. Treasury Notes	0.875%	9/15/19	AAA	3,537,255

5,400	U.S. Treasury Notes	1.750%	11/30/19	AAA	5,363,297

925	U.S. Treasury Notes	2.000%	12/31/21	AAA	909,933

4,540	U.S. Treasury Notes	1.875%	9/30/22	AAA	4,413,022

160	U.S. Treasury Notes	2.750%	11/15/23	AAA	161,363

954	U.S. Treasury Notes	2.250%	11/15/24	AAA	929,628

438	U.S. Treasury Notes	2.000%	8/15/25	AAA	417,417

616	U.S. Treasury Notes	2.250%	2/15/27	AAA	592,780

271	U.S. Treasury Notes	2.375%	5/15/27	AAA	263,293
$21,769	Total U.S. Treasury (cost $21,580,751)				21,349,777

NUVEEN	25

Nushares Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)

Portfolio of Investments	January 31, 2018 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	GOVERNMENT RELATED – 2.9%

	Government Agency – 0.7%

$241	Inter-American Development Bank	3.200%	8/07/42	AAA	$236,254

335	Petroleos Mexicanos	6.000%	3/05/20	BBB	354,480

120	Tennessee Valley Authority	3.500%	12/15/42	AAA	126,610
696	Total Government Agency				717,344

	Municipal Bonds – 0.9% (3)

60	Board of Regents of the University of Texas System, Revenue Financing System Bonds, Green Series 2016B (No Optional Call)	3.852%	8/15/46	AAA	64,417

88	California State, General Obligation Bonds, Various Purpose Build America Taxable Bond Series 2010 (Optional Call: 3/20 at 100.00)	7.950%	3/01/36	AA–	97,774

100	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Plancon Program, Taxable Series 2018A (No Optional Call)	3.864%	6/01/38	A+	101,355

100	Illinois, Sales Tax Securitization Corporation Bond Series 2018B (No Optional Call), (WI/DD)	3.820%	1/01/48	AA+	101,069

60	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Series 2016B (No Optional Call)	3.086%	9/15/51	AA+	52,874

80	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Build America Bonds Issuer Subsidy Program, Series 2009B (Optional Call: 6/19 at 100.00)	6.875%	12/15/39	BBB+	83,363

106	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Build America Bonds Issuer Subsidy Program, Series 2010C (Optional Call: 12/20 at 100.00)	6.104%	12/15/28	BBB+	110,287

40	Ohio State University, General Receipts Bonds, Multiyear Debt Issuance Program, Refunding Series 2016B (No Optional Call)	3.798%	12/01/46	AA	39,997

110	Phoenix, Arizona, Various Purpose General Obligation Bonds, Build America Taxable Bonds, Series 2009A (No Optional Call)	5.269%	7/01/34	AA+	127,581

131	Texas State, General Obligation Bonds, Transportation Commission, Build America Taxable Bonds, Series 2010A (No Optional Call)	4.631%	4/01/33	AAA	144,750
875	Total Municipal Bonds				923,467

	Sovereign Debt – 1.3%

60	Republic of Chile	3.625%	10/30/42	A+	58,860

120	Republic of Colombia	6.125%	1/18/41	BBB	144,300

80	Republic of Italy	5.375%	6/15/33	BBB	92,408

60	Republic of Panama	4.300%	4/29/53	BBB	61,950

182	Republic of Peru	4.125%	8/25/27	BBB+	194,740

100	Republic of Uruguay	5.100%	6/18/50	BBB	108,650

408	United Mexican States	4.750%	3/08/44	BBB+	407,592

160	United Mexican States	4.350%	1/15/47	BBB+	151,120
1,170	Total Sovereign Debt				1,219,620
$2,741	Total Government Related (cost $2,936,379)				2,860,431
	Total Long-Term Investments (cost $96,932,580)				95,469,322

26	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SHORT-TERM INVESTMENTS – 0.7%

	GOVERNMENT RELATED – 0.7%

$650	Federal Home Loan Banks, Discount Notes	0.000%	2/01/18	N/R	$650,000
$650	Total Short-Term Investments (cost $650,000)				650,000
	Total Investments (cost $97,582,580) – 99.5%				96,119,322
	Other Assets Less Liabilities – 0.5%				469,708
	Net Assets – 100%				$96,589,030

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

(3)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

REIT	Real Estate Investment Trust

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

See accompanying notes to financial statements.

NUVEEN	27

Nushares Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)

Portfolio of Investments	January 31, 2018 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 98.9%

	CORPORATE DEBT – 51.2%

	Financials – 29.5%

$112	Air Lease Corporation	4.750%	3/01/20	BBB	$116,615

48	Allied World Assurance Holdings Limited	5.500%	11/15/20	BBB	50,905

160	American Express Credit Corporation	2.250%	5/05/21	A	157,331

232	American International Group, Inc.	3.375%	8/15/20	BBB+	235,424

56	Ameriprise Financial, Inc.	5.300%	3/15/20	A–	59,108

80	Ares Capital Corporation	4.875%	11/30/18	BBB	81,538

216	Bank of America Corporation	2.250%	4/21/20	A–	214,507

136	Bank of America Corporation	5.000%	5/13/21	A–	145,364

56	Bank of New York Mellon	2.600%	2/07/22	A+	55,310

120	BB&T Corporation	2.050%	5/10/21	A	117,190

56	BlackRock Inc.	4.250%	5/24/21	A+	58,657

48	BNP Paribas	5.000%	1/15/21	A+	50,994

62	Canadian Imperial Bank of Commerce	2.100%	10/05/20	A+	61,206

136	Capital One Financial Corporation	2.450%	4/24/19	BBB+	135,932

48	Capital One Financial Corporation	4.750%	7/15/21	BBB+	50,668

136	Citigroup Inc.	2.700%	3/30/21	A–	135,146

80	Citizens Financial Group Inc.	2.375%	7/28/21	BBB+	78,400

128	Credit Suisse New York	5.400%	1/14/20	BBB	134,307

64	Fifth Third Bancorp.	2.875%	7/27/20	BBB+	64,332

131	Fifth Third Bancorp.	2.600%	6/15/22	BBB+	128,490

48	First Horizon National Corporation	3.500%	12/15/20	BBB–	48,598

48	Franklin Resources, Inc.	4.625%	5/20/20	A+	50,016

336	Goldman Sachs Group, Inc.	5.375%	3/15/20	A–	354,199

128	HSBC Holdings PLC	5.100%	4/05/21	A+	136,535

100	Humana, Inc.	2.900%	12/15/22	BBB	98,551

48	Huntington BancShares Inc.	3.150%	3/14/21	BBB+	48,375

64	Intercontinental Exchange, Inc.	2.750%	12/01/20	A	64,281

232	International Lease Finance Corporation	6.250%	5/15/19	BBB–	242,346

64	Jefferies Group Inc.	8.500%	7/15/19	BBB–	69,257

320	JPMorgan Chase & Company	4.500%	1/24/22	A	339,032

136	KeyCorp.	2.900%	9/15/20	BBB+	136,461

56	Lazard Group LLC	4.250%	11/14/20	BBB+	58,046

48	Lincoln National Corporation	6.250%	2/15/20	BBB+	51,308

48	Lloyds Bank PLC	6.375%	1/21/21	A+	52,790

28	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Financials (continued)

$168	Morgan Stanley	2.650%	1/27/20	A–	$167,968

168	Morgan Stanley	2.625%	11/17/21	A–	165,593

64	MUFG Americas Holdings Corporation	2.250%	2/10/20	A	63,413

56	NASDAQ Stock Market Inc.	5.550%	1/15/20	BBB	59,072

56	Northern Trust Company	3.375%	8/23/21	A+	57,197

120	PNC Funding Corporation	3.300%	3/08/22	A	121,866

112	Rabobank Nederland	4.500%	1/11/21	AA–	117,657

48	Regions Financial Corporation	3.200%	2/08/21	BBB+	48,389

56	Reinsurance Group of America Inc.	6.450%	11/15/19	BBB+	59,558

64	Santander Holdings USA, Inc.	2.700%	5/24/19	BBB	63,966

144	Santander UK PLC	2.375%	3/16/20	A+	143,265

62	SL Green Realty Corporation Operating Partnership	4.500%	12/01/22	BBB–	64,397

48	Stifel Financial Corporation	3.500%	12/01/20	BBB–	48,332

96	Sumitomo Mitsui Financial Group, Inc.	2.934%	3/09/21	A	96,123

104	SunTrust Banks Inc.	2.900%	3/03/21	BBB+	104,152

40	SVB Financial Group	5.375%	9/15/20	BBB+	42,548

120	Synchrony Financial	3.000%	8/15/19	BBB–	120,468

120	US Bancorp	2.625%	1/24/22	A+	118,998

104	Wells Fargo & Company	3.500%	3/08/22	A	105,954

168	Westpac Banking Corporation	2.000%	8/19/21	AA–	163,459
5,699	Total Financials				5,813,594

	Industrial – 12.0%

42	Agilent Technologies Inc.	5.000%	7/15/20	BBB+	44,281

96	Anheuser Busch InBev	7.750%	1/15/19	BBB+	100,881

56	Aptiv PLC.	3.150%	11/19/20	BBB	56,518

168	AT&T, Inc.	3.800%	3/15/22	BBB+	172,173

56	Becton Dickinson & Company	3.125%	11/08/21	BBB–	55,741

48	Boston Scientific Corporation	6.000%	1/15/20	BBB	50,990

56	Buckeye Partners LP	2.650%	11/15/18	BBB–	56,116

62	Bunge Limited Finance Company	3.000%	9/25/22	BBB	60,988

114	CBS Corporation, 144A	2.900%	6/01/23	BBB	111,526

114	Celgene Corporation	2.750%	2/15/23	BBB	111,292

56	Columbia Pipeline Group, Inc.	3.300%	6/01/20	BBB	56,541

114	Constellation Brands Inc.	2.650%	11/07/22	BBB–	111,049

48	CSX Corporation	4.250%	6/01/21	BBB+	50,023

80	CVS Health Corporation	4.125%	5/15/21	BBB	82,642

48	D.R. Horton, Inc.	4.000%	2/15/20	BBB–	49,190

56	eBay Inc.	2.875%	8/01/21	BBB+	55,926

NUVEEN	29

Nushares Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA) (continued)

Portfolio of Investments	January 31, 2018 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Industrial (continued)

$56	Fortive Corporation	2.350%	6/15/21	BBB	$55,169

56	General Motors Financial Company Inc.	4.375%	9/25/21	BBB	58,090

56	Laboratory Corporation of America Holdings	4.625%	11/15/20	BBB	58,552

48	Life Technologies Corporation	6.000%	3/01/20	BBB	51,133

56	Magellan Midstream Partners LP	4.250%	2/01/21	BBB+	58,020

56	McDonald’s Corporation	2.625%	1/15/22	BBB+	55,518

114	Mosaic Company	3.250%	11/15/22	BBB–	113,372

56	Norfolk Southern Corporation	3.250%	12/01/21	BBB+	56,776

42	Phillips 66 Partners LP	2.646%	2/15/20	BBB–	41,931

48	Pioneer Natural Resources Company	7.500%	1/15/20	BBB	52,378

48	Quest Diagnostics Inc.	4.700%	4/01/21	BBB	50,529

48	RELX Capital, Inc.	8.625%	1/15/19	BBB+	50,729

48	Roper Technologies, Inc.	2.800%	12/15/21	BBB	47,622

42	Southern Natural Gas Company LLC and Southern Natural Issuing Corporation	4.400%	6/15/21	BBB+	43,678

42	Spirit AeroSystems Inc.	5.250%	3/15/22	BBB–	43,268

56	The Western Union Company	5.253%	4/01/20	BBB	58,630

48	Valero Energy Corporation	6.125%	2/01/20	BBB	51,249

144	Verizon Communications	2.946%	3/15/22	BBB+	143,377

48	Xylem Inc.	4.875%	10/01/21	BBB	51,376
2,326	Total Industrial				2,367,274

	Utility – 9.7%

64	Ameren Corporation	2.700%	11/15/20	BBB+	63,969

88	Appalachian Power Company	4.600%	3/30/21	BBB+	92,571

64	CenterPoint Energy Resources Corporation	4.500%	1/15/21	BBB+	66,628

72	Consolidated Edison, Inc.	2.000%	5/15/21	BBB+	70,295

62	Dominion Resources Inc.	4.104%	4/01/21	BBB	63,855

120	Duke Energy Corporation	3.550%	9/15/21	BBB+	122,841

80	Entergy Corporation	5.125%	9/15/20	BBB	84,088

100	Eversource Energy	2.500%	3/15/21	A–	99,347

64	Eversource Energy	2.750%	3/15/22	A–	63,322

62	Georgia Power Company	2.000%	9/08/20	A–	61,232

114	ITC Holdings Corp., 144A	2.700%	11/15/22	BBB+	112,489

64	LG&E and KU Energy LLC	3.750%	11/15/20	BBB+	65,560

64	National Rural Utilities Cooperative Finance Corporation	3.050%	2/15/22	A+	64,353

56	NextEra Energy Capital Holding Inc.	4.500%	6/01/21	BBB+	58,639

100	NextEra Energy Capital Holding Inc.	2.800%	1/15/23	BBB+	98,611

64	Pacific Gas and Electric Company	4.250%	5/15/21	A–	66,500

88	PacifiCorp.	2.950%	2/01/22	A+	88,596

30	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Utility (continued)

$64	PSE&G Power LLC	5.125%	4/15/20	BBB+	$67,293

62	SCANA Corporation	4.750%	5/15/21	BB+	64,653

56	Sempra Energy	2.850%	11/15/20	BBB+	56,200

62	Southern California Edison Company	1.845%	2/01/22	A+	60,879

136	The Southern Company	2.350%	7/01/21	BBB+	133,335

72	Virginia Electric and Power Co	2.950%	1/15/22	A–	72,209

120	Xcel Energy Inc.	2.400%	3/15/21	BBB+	118,614
1,898	Total Utility				1,916,079
$9,923	Total Corporate Debt (cost $10,249,987)				10,096,947

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SECURITIZED – 24.5%

$250	AmeriCredit Automobile Receivables Trust, Series 2015-2	1.820%	7/08/20	AAA	$249,832

100	Benchmark Mortgage Trust Series 2018-B1 Class A2, (WI/DD)	3.571%	1/15/51	AAA	102,652

500	Commercial Mortgage Pass-Through Certificates 2015-CR22	2.856%	3/10/48	Aaa	503,218

500	Ford Credit Auto Owner Trust 2016-1, 144A	2.310%	8/15/27	AAA	494,808

1,746	Freddie Mac Gold Mortgage Pool FG G18642	3.500%	4/01/32	N/R	1,791,592

675	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2015-C28	2.773%	10/15/48	Aaa	677,193

500	Santander Drive Auto Receivables Trust, Series 2014-2	2.760%	2/18/20	Aaa	501,792

500	Santander Drive Auto Receivables Trust, Series 2016-3	1.500%	8/17/20	Aaa	499,158
$4,771	Total Securitized (cost $4,880,765)				4,820,245

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. TREASURY – 22.5%

$1,144	U.S. Treasury Notes	1.375%	2/15/20	AAA	$1,126,036

1,072	U.S. Treasury Notes	1.625%	3/15/20	AAA	1,059,773

360	U.S. Treasury Notes	1.875%	2/28/22	AAA	351,886

800	U.S. Treasury Notes	1.750%	6/30/22	AAA	775,406

331	U.S. Treasury Notes	2.000%	10/31/22	AAA	323,359

200	U.S. Treasury Notes	2.000%	11/30/22	AAA	195,281

600	U.S. Treasury Notes	2.375%	1/31/23	AAA	595,734
$4,507	Total U.S. Treasury (cost $4,495,052)				4,427,475

NUVEEN	31

Nushares Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA) (continued)

Portfolio of Investments	January 31, 2018 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	GOVERNMENT RELATED – 0.7%

	Government Agency – 0.7%

$42	EcoPetrol SA	7.625%	7/23/19	BBB–	$44,877

91	Petroleos Mexicanos	3.500%	7/23/20	BBB	91,774
$133	Total Government Related (cost $138,417)				136,651
	Total Long-Term Investments (cost $19,764,221)				19,481,318
	Other Assets Less Liabilities – 1.1%				212,308
	Net Assets – 100%				$19,693,626

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

See accompanying notes to financial statements.

32	NUVEEN

Nushares ESG U.S. Aggregate Bond ETF (NUBD)

Portfolio of Investments	January 31, 2018 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 99.1%

	U.S. TREASURY – 36.6%

$1,785	U.S. Treasury Bonds	2.750%	8/15/47	AAA	$1,716,249

400	U.S. Treasury Notes	2.125%	11/30/24	AAA	386,672

2,754	U.S. Treasury Notes	1.375%	9/30/19	AAA	2,721,511

4,551	U.S. Treasury Notes	1.375%	9/15/20	AAA	4,449,847

1,785	U.S. Treasury Notes	1.875%	9/30/22	AAA	1,735,076

2,142	U.S. Treasury Notes	2.125%	9/30/24	AAA	2,072,971

2,244	U.S. Treasury Notes	2.250%	8/15/27	AAA	2,155,029

100	U.S. Treasury Notes	2.250%	11/15/27	AAA	95,973
$15,761	Total U.S. Treasury (cost $15,654,686)				15,333,328

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SECURITIZED – 29.7%

$250	American Express Credit Card Master Trust, Series 2017-1	1.930%	9/15/22	AAA	$247,769

500	Commercial Mortgage Pass-Through Certificates, Series 2015-LC19	3.183%	2/10/48	AAA	497,635

2,458	Fannie Mae Mortgage Pool FN MA2941	3.500%	3/01/32	N/R	2,523,677

3,285	Fannie Mae Mortgage Pool FN MA3120	3.500%	9/01/47	N/R	3,320,109

2,955	Fannie Mae Mortgage Pool FN MA3143	3.000%	9/01/47	N/R	2,898,194

2,874	Ginnie Mae Mortgage Pool G2 MA3663	3.500%	5/20/46	N/R	2,929,993
$12,322	Total Securitized (cost $12,664,687)				12,417,377

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE DEBT – 26.8%

	Financials – 8.8%

$51	Alexandria Real Estate Equities, Inc.	3.900%	6/15/23	BBB	$52,151

51	Allstate Corporation	4.500%	6/15/43	A–	56,633

51	Ameriprise Financial, Inc.	4.000%	10/15/23	A–	53,383

187	Bank of Montreal	2.375%	1/25/19	A+	187,266

100	Bank of Montreal	3.803%	12/15/32	BBB	97,549

102	Bank of New York Mellon	3.300%	8/23/29	A	99,285

187	Bank of Nova Scotia	2.050%	10/30/18	A+	186,958

51	Bank of Nova Scotia	2.450%	9/19/22	A+	49,743

51	BlackRock Inc.	3.500%	3/18/24	A+	52,506

68	Boston Properties Limited Partnership	3.850%	2/01/23	BBB+	70,140

68	Brixmor Operating Partnership LP	3.875%	8/15/22	BBB–	68,718

NUVEEN	33

Nushares ESG U.S. Aggregate Bond ETF (NUBD) (continued)

Portfolio of Investments	January 31, 2018 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Financials (continued)

$51	Brookfield Finance LLC	4.000%	4/01/24	BBB	$52,252

100	Citigroup Inc.	4.125%	7/25/28	BBB	101,592

85	Comerica Inc.	2.125%	5/23/19	A–	84,647

136	Deutsche Bank AG	4.250%	10/14/21	BBB	140,130

51	Equity One Incorporated	3.750%	11/15/22	BBB+	51,458

51	Franklin Resources, Inc.	2.800%	9/15/22	A+	50,691

102	HCP Inc.	3.750%	2/01/19	BBB	103,040

85	HCP Inc.	3.150%	8/01/22	BBB	84,749

51	Host Hotel & Resorts Inc.	4.750%	3/01/23	BBB	53,386

85	International Lease Finance Corporation	5.875%	4/01/19	BBB–	88,078

51	International Lease Finance Corporation	8.625%	1/15/22	BBB–	60,613

85	KeyCorp.	5.100%	3/24/21	BBB+	90,899

51	Liberty Property Trust	3.375%	6/15/23	BBB	51,233

85	Loews Corporation, Senior Notes	2.625%	5/15/23	A	82,962

170	Manulife Financial Corporation	4.900%	9/17/20	A–	178,798

119	Marsh & McLennan Companies	4.800%	7/15/21	A–	126,146

51	Montpelier Re Holdings Limited	4.700%	10/15/22	BBB+	52,896

51	Northern Trust Company	3.950%	10/30/25	A	53,127

51	Orix Corp.	2.900%	7/18/22	A–	50,300

85	PNC Financial Services Inc.	3.900%	4/29/24	A–	87,669

95	Prudential Financial Inc., 144A	3.905%	12/07/47	A–	92,691

102	Rabobank Nederland	3.875%	2/08/22	A+	105,538

102	RBC USA Holdco Corp.	5.250%	9/15/20	A–	108,445

102	Royal Bank of Canada	2.000%	12/10/18	AA–	101,987

34	Santander Holdings USA, Inc.	4.500%	7/17/25	BBB	35,008

51	Santander UK PLC	4.000%	3/13/24	A	52,843

85	State Street Corporation	3.100%	5/15/23	A	84,739

119	Sumitomo Mitsui Financial Group, Inc.	3.364%	7/12/27	A–	116,567

68	TD Ameritrade Holding Corporation	2.950%	4/01/22	A	67,909

51	The Chubb Corporation	6.000%	5/11/37	A	66,466

187	Toronto-Dominion Bank	2.125%	4/07/21	AA–	183,495

51	Westpac Banking Corporation	4.322%	11/23/31	BBB+	51,949
3,610	Total Financials				3,686,635

	Industrial – 16.0%

102	AbbVie Inc.	4.500%	5/14/35	BBB	109,867

51	American Honda Finance Limited	1.650%	7/12/21	A	49,322

102	American Tower Company	5.000%	2/15/24	BBB–	109,929

85	Amgen Inc.	4.400%	5/01/45	BBB+	89,478

34	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Industrial (continued)

$119	Amphenol Corporation	2.550%	1/30/19	BBB+	$119,344

102	Analog Devices Inc.	2.500%	12/05/21	BBB	100,403

51	Apple Inc.	4.500%	2/23/36	AA+	57,157

119	Apple Inc.	3.850%	5/04/43	AA+	120,842

34	Applied Materials Inc.	5.100%	10/01/35	A–	40,560

12	Archer-Daniels-Midland Company	5.765%	3/01/41	A	15,159

34	Astrazeneca PLC	6.450%	9/15/37	A–	45,031

32	Becton Dickinson & Company	5.000%	11/12/40	BBB–	34,568

119	Biogen Inc.	3.625%	9/15/22	BBB+	122,346

68	Boardwalk Pipelines LP	3.375%	2/01/23	BBB–	67,078

68	Bristol-Myers Squibb Company	2.000%	8/01/22	A	65,649

68	Broadridge Financial Solutions, Inc.	3.950%	9/01/20	BBB+	69,866

34	Bunge Limited Finance Company	3.000%	9/25/22	BBB	33,445

51	Cardinal Health Inc.	2.616%	6/15/22	BBB+	49,661

68	Cardinal Health Inc.	3.200%	3/15/23	BBB+	67,381

100	Caterpillar Financial Services Corporation	2.550%	11/29/22	A	98,331

51	Caterpillar Inc.	3.803%	8/15/42	A	53,196

34	Celgene Corporation	5.000%	8/15/45	BBB	37,538

34	Clorox Company	3.050%	9/15/22	BBB+	34,145

85	Coca-Cola Company	2.500%	4/01/23	AA–	83,647

51	CSX Corporation	4.250%	11/01/66	BBB+	50,319

51	Deere & Company	3.900%	6/09/42	A	53,875

51	Dell Int LLC / EMC Corp., 144A	8.100%	7/15/36	BBB–	64,821

51	Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 144A	3.480%	6/01/19	BBB–	51,451

68	Discovery Communications Inc.	5.000%	9/20/37	BBB–	69,455

68	Dr. Pepper Snapple Group Inc.	3.130%	12/15/23	BBB+	67,156

51	Eaton Corporation	4.000%	11/02/32	BBB+	51,916

100	Ecolab Inc., 144A	3.250%	12/01/27	BBB+	98,403

51	Enbridge Inc.	6.000%	1/15/77	BBB–	53,678

102	Fortive Corporation	2.350%	6/15/21	BBB	100,487

102	Gilead Sciences Inc.	4.000%	9/01/36	A–	105,240

119	Hewlett Packard Enterprise Co	2.850%	10/05/18	BBB	119,543

68	Home Depot, Inc.	5.400%	9/15/40	A	85,632

68	Ingersoll Rand	4.250%	6/15/23	BBB	71,401

34	International Business Machines Corporation	5.600%	11/30/39	A+	43,045

42	International Flavors & Fragrances Inc.	3.200%	5/01/23	BBB+	41,683

68	Kellogg Company	2.650%	12/01/23	BBB	66,665

34	Kimberly-Clark Corporation	6.625%	8/01/37	A	47,359

85	Kraft Heinz Foods Company	5.000%	7/15/35	BBB–	92,240

NUVEEN	35

Nushares ESG U.S. Aggregate Bond ETF (NUBD) (continued)

Portfolio of Investments	January 31, 2018 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Industrial (continued)

$119	Kroger Co	2.300%	1/15/19	BBB	$119,063

85	Laboratory Corporation of America Holdings	3.200%	2/01/22	BBB	85,444

68	Lam Research Corporation, Convertible Bond	2.800%	6/15/21	BBB+	67,898

51	Lowes Companies, Inc.	4.650%	4/15/42	A–	57,382

85	Marriott International, Inc.	3.000%	3/01/19	BBB	85,377

34	Mastercard Inc	2.000%	11/21/21	A	33,257

68	McCormick & Company, Incorporated	2.700%	8/15/22	BBB	66,973

119	Microsoft Corporation	3.450%	8/08/36	AAA	118,669

153	Microsoft Corporation	3.700%	8/08/46	AAA	155,133

68	Moody’s Corporation, 144A	2.625%	1/15/23	BBB+	66,295

51	Moody’s Corporation	4.500%	9/01/22	BBB+	53,906

68	Motorola, Inc.	3.500%	3/01/23	BBB–	67,618

68	National Oilwell Varco inc.	2.600%	12/01/22	BBB+	65,661

34	Newell Brands Inc.	5.375%	4/01/36	BBB–	38,375

51	Norfolk Southern Corporation	4.837%	10/01/41	BBB+	58,115

255	Novartis Securities Investment Limited	5.125%	2/10/19	AA–	262,380

68	NVIDIA Corporation	2.200%	9/16/21	A–	66,720

100	Oracle Corporation	3.250%	11/15/27	A+	99,032

136	Oracle Corporation	3.850%	7/15/36	A+	140,197

102	Orange SA	4.125%	9/14/21	BBB+	106,881

51	PACCAR Financial Corporation	2.300%	8/10/22	A+	49,812

34	PepsiCo Inc.	5.500%	1/15/40	A+	43,115

34	PepsiCo Inc.	4.875%	11/01/40	A+	39,906

42	Praxair, Inc.	2.700%	2/21/23	A	41,554

51	Priceline Group Inc.	2.750%	3/15/23	BBB+	49,904

51	Procter and Gamble Company	5.550%	3/05/37	AA–	65,602

34	Quest Diagnostics Inc.	4.250%	4/01/24	BBB	35,513

85	Rockwell Collins Inc.	3.700%	12/15/23	BBB	87,149

42	Roper Technologies, Inc.	3.125%	11/15/22	BBB–	41,936

34	Ryder System, Inc.	2.450%	11/15/18	BBB+	34,041

85	Scripps Networks Interactive Inc.	3.500%	6/15/22	BBB	84,904

51	Seagate HDD Cayman	4.750%	6/01/23	BBB–	52,466

187	Stanley Black & Decker Inc.	5.750%	12/15/53	BBB	192,610

51	Target Corporation	4.000%	7/01/42	A	52,125

68	Telefonica Emisiones SAU	5.462%	2/16/21	BBB	73,282

68	Tyco Electronics Group. SA	3.500%	2/03/22	A–	69,378

85	Union Pacific Corporation	3.600%	9/15/37	A–	85,667

34	United Parcel Service	6.200%	1/15/38	A+	46,036

100	United Parcel Service	3.750%	11/15/47	A+	101,085

36	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Industrial (continued)

$68	Visa Inc.	4.150%	12/14/35	A+	$73,617

68	VMWare Inc.	2.950%	8/21/22	BBB–	65,682

34	Vodafone Group PLC	6.150%	2/27/37	BBB+	42,065

138	Walt Disney Company	2.350%	12/01/22	A	135,220

53	Weyerhaeuser Company	4.625%	9/15/23	BBB	56,606

119	WPP Finance 2010	3.625%	9/07/22	BBB	121,270

51	Xerox Corporation	3.625%	3/15/23	BBB–	50,344

85	Xylem Inc.	4.875%	10/01/21	BBB	90,978
6,473	Total Industrial				6,704,555

	Utility – 2.0%

68	Alabama Power Company	6.000%	3/01/39	A+	87,289

34	Commonwealth Edison Company, First Mortgage	6.450%	1/15/38	A	46,486

51	Consolidated Edison Company of New York Inc.	5.500%	12/01/39	A–	63,506

34	Florida Power & Light Company	5.950%	2/01/38	AA–	44,480

306	National Rural Utilities Cooperative Finance Corporation	1.650%	2/08/19	A+	304,183

51	Northern States Power Company	6.200%	7/01/37	A+	68,022

21	Potomac Electric Power Co	6.500%	11/15/37	A	28,599

31	Southern California Edison Company	4.500%	9/01/40	A+	34,302

42	Virginia Electric and Power Co	6.000%	5/15/37	A	54,102

102	WEC Energy Group, Inc.	2.450%	6/15/20	BBB+	101,793
740	Total Utility				832,762
$10,823	Total Corporate Debt (cost $11,344,792)				11,223,952

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	GOVERNMENT RELATED – 6.0%

	Government Agency – 3.8%

$256	Asian Development Bank	1.625%	5/05/20	AAA	$252,093

136	European Investment Bank	2.000%	3/15/21	AAA	134,068

340	Federal Home Loan Bank Bonds	1.875%	12/11/20	AA+	335,690

64	Federal National Mortgage Association	5.625%	7/15/37	AAA	86,745

48	Inter-American Development Bank	3.875%	10/28/41	AAA	53,183

552	KFW Bankegruppe	1.500%	6/15/21	AAA	534,068

100	KFW Bankegruppe	2.375%	12/29/22	AAA	98,516

68	KFW Bankegruppe	2.500%	11/20/24	AAA	66,574

22	Tennessee Valley Authority	5.250%	9/15/39	AAA	29,134
1,586	Total Government Agency				1,590,071

NUVEEN	37

Nushares ESG U.S. Aggregate Bond ETF (NUBD) (continued)

Portfolio of Investments	January 31, 2018 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Municipal Bonds – 0.8% (3)

$35	Illinois State, General Obligation Bonds, Taxable Build America Bonds, Series 2010-3 (No Optional Call)	6.725%	4/01/35	BBB–	$38,111

100	Illinois, Sales Tax Securitization Corporation Bond Series 2018B (No Optional Call), (WI/DD)	3.820%	1/01/48	AA	101,069

135	Texas State, General Obligation Bonds, Transportation Commission, Build America Taxable Bonds, Series 2009A (No Optional Call)	5.517%	4/01/39	AAA	174,116
270	Total Municipal Bonds				313,296

	Sovereign Debt – 1.4%

122	Quebec Province	2.500%	4/20/26	AA–	117,159

416	Republic of Colombia	2.625%	3/15/23	BBB	403,936

20	Republic of Hungary	7.625%	3/29/41	BBB–	30,458

31	Republic of Peru	5.625%	11/18/50	BBB+	39,014
589	Total Sovereign Debt				590,567
$2,445	Total Government Related (cost $2,530,422)				2,493,934
	Total Long-Term Investments (cost $42,194,587)				41,468,591
	Other Assets Less Liabilities – 0.9%				394,164
	Net Assets – 100%				$41,862,755

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle rating is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

(3)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

See accompanying notes to financial statements.

38	NUVEEN

Statement of

Assets and Liabilities	January 31, 2018 (Unaudited)

	NUAG	NUSA	NUBD
Assets
Long-term investments, at value (cost $96,932,580, $19,764,221 and $42,194,587, respectively)	$95,469,322	$19,481,318	$41,468,591
Short-term investments, at value (cost approximates value)	650,000	—	—
Cash	562,868	165,678	324,069
Receivable for:
Interest	571,497	121,289	273,717
Investments sold	8,551,955	627,739	—
Total assets	105,805,642	20,396,024	42,066,377
Liabilities
Payable for investments purchased	9,203,242	698,814	196,359
Accrued expenses:
Management fees	12,807	3,245	6,924
Professional fees	153	92	92
Trustees fees	410	247	247
Total liabilities	9,216,612	702,398	203,622
Net assets	$96,589,030	$19,693,626	$41,862,755
Shares outstanding	4,000,000	800,000	1,700,000
Net asset value (“NAV”) per share	$24.15	$24.62	$24.63
Net assets consist of:
Capital paid-in	$98,734,874	$20,015,100	$42,500,270
Undistributed (Over-distribution of) net investment income	(177,799)	24,214	94,986
Accumulated net realized gain (loss)	(504,787)	(62,785)	(6,505)
Net unrealized appreciation (depreciation)	(1,463,258)	(282,903)	(725,996)
Net assets	$96,589,030	$19,693,626	$41,862,755
Authorized shares	Unlimited	Unlimited	Unlimited
Par value per share	$0.01	$0.01	$0.01

See accompanying notes to financial statements.

NUVEEN	39

Statement of
Operations	Six Months Ended January 31, 2018 (Unaudited)

	NUAG	NUSA	NUBD*
Investment Income	$979,058	$369,417	$368,713
Expenses
Management fees	64,966	25,180	27,898
Professional fees	875	322	268
Trustees fees	934	470	251
Total expenses	66,775	25,972	28,417
Net investment income (loss)	912,283	343,445	340,296
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(371,109)	(26,685)	(6,505)
In-kind redemptions	—	(34,360)	—
Change in net unrealized appreciation (depreciation) of investments	(849,022)	(335,998)	(725,996)
Net realized and unrealized gain (loss)	(1,220,131)	(397,043)	(732,501)
Net increase (decrease) in net assets from operations	$(307,848)	$(53,598)	$(392,205)

*	For the period September 29, 2017 (commencement of operations) through January 31, 2018.

See accompanying notes to financial statements.

40	NUVEEN

Statement of

Changes in Net Assets	(Unaudited)

	NUAG		NUSA		NUBD
	Six Months Ended 1/31/18	For the Period September 14, 2016 (commencement of operations) through July 31, 2017	Six Months Ended 1/31/18	For the Period March 31, 2017 (commencement of operations) through July 31, 2017	For the Period September 29, 2017 (commencement of operations) through January 31, 2018
Operations
Net investment income (loss)	$912,283	$1,168,686	$343,445	$278,010	$340,296
Net realized gain (loss) from:
Investments	(371,109)	(123,476)	(26,685)	(1,381)	(6,505)
In-kind redemptions	—	(22,001)	(34,360)	—	—
Change in net unrealized appreciation (depreciation) of investments	(849,022)	(614,236)	(335,998)	53,095	(725,996)
Net increase (decrease) in net assets from operations	(307,848)	408,973	(53,598)	329,724	(392,205)
Distributions to Shareholders
From net investment income	(1,127,340)	(1,132,030)	(400,320)	(197,280)	(245,310)
From accumulated net realized gains	—	(9,600)	—	—	—
Decrease in net assets from distributions to shareholders	(1,127,340)	(1,141,630)	(400,320)	(197,280)	(245,310)
Fund Share Transactions
Proceeds from shares sold	43,889,505	59,751,450	2,485,150	30,000,000	42,500,270
Cost of shares redeemed	—	(4,884,080)	(12,470,050)	—	—
Net increase (decrease) in net assets from Fund share transactions	43,889,505	54,867,370	(9,984,900)	30,000,000	42,500,270
Net increase (decrease) in net assets	42,454,317	54,134,713	(10,438,818)	30,132,444	41,862,755
Net assets at the beginning of period	54,134,713	—	30,132,444	—	—
Net assets at the end of period	$96,589,030	$54,134,713	$19,693,626	$30,132,444	$41,862,755
Undistributed (Over-distribution of) net investment income at the end of period	$(177,799)	$37,258	$24,214	$81,089	$94,986

See accompanying notes to financial statements.

NUVEEN	41

Financial

Highlights (Unaudited)

Selected data for a share outstanding throughout the period:

		Investment Operations			Less Distributions

Year Ended July 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains		Total	Ending NAV	Ending Market Price
NUAG
2018(g)	$24.61	$0.35	$(0.36)	$(0.01)	$(0.45)	$—		$(0.45)	$24.15	$24.22
2017(c)	25.00	0.57	(0.40)	0.17	(0.56)	—	**	(0.56)	24.61	24.67
NUSA
2018(g)	25.11	0.34	(0.45)	(0.11)	(0.38)	—		(0.38)	24.62	24.70
2017(d)	25.00	0.23	0.04	0.27	(0.16)	—		(0.16)	25.11	25.15
NUBD
2018(e)	25.00	0.20	(0.43)	(0.23)	(0.14)	—		(0.14)	24.63	24.62

42	NUVEEN

		Ratios/Supplemental Data
Total Return			Ratios to Average Net Assets

Based on NAV(b)	Based on Market Price(b)	Ending Net Assets (000)	Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate(f)

(0.07)%	(0.03)%	$96,589	0.20	%*	2.81	%*	33%
0.74%	1.00%	54,135	0.20	*	2.67	*	84

(0.46)	(0.30)	19,694	0.20	*	2.73	*	14
1.10	1.26	30,132	0.20	*	2.74	*	4

(0.93)	(0.95)	41,863	0.20	*	2.38	*	4

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total Return Based on NAV reflects the change in NAV over the period, including the assumed reinvestment of distributions, if any, at NAV on each ex-dividend payment date during the period. Total Return Based on Market Price reflects the change in the market price per share over the period, including the assumed reinvestment of distributions, if any, at the ending market price per share on each ex-dividend payment date during the period. Total returns are not annualized.
(c)	For the period September 14, 2016 (commencement of operations) through July 31, 2017.
(d)	For the period March 31, 2017 (commencement of operations) through July 31, 2017.
(e)	For the period September 29, 2017 (commencement of operations) through January 31, 2018.
(f)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period. Portfolio Turnover Rate excludes securities received or delivered as a result of processing in-kind creations or redemptions of Fund shares (as disclosed in Note 4 – Fund Shares).
(g)	For the six months ended January 31, 2018.
*	Annualized.
**	Rounds to less than $0.01 per share.

See accompanying notes to financial statements.

NUVEEN	43

Notes to

Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

General Information

Trust and Fund Information

Nushares ETF Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of Nushares Enhanced Yield U.S. Aggregate Bond ETF (NUAG), Nushares Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA) and Nushares ESG U.S. Aggregate Bond ETF (NUBD) (each a “Fund” and collectively, the “Funds”), as non-diversified funds, among others. The Trust was organized as a Massachusetts business trust on February 20, 2015. Shares of the Funds are listed and traded on the NYSE Arca (the “Exchange”).

The end of the reporting period for the Funds is January 31, 2018, and the period covered by these Notes to Financial Statements for NUAG and NUSA is the six months ended January 31, 2018 and for NUBD is September 29, 2017 (commencement of operations) through January 31, 2018 (“the current fiscal period”).

Investment Adviser

The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC. (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services. The Adviser has entered into a sub-advisory agreement with Teachers Advisors, LLC (the “Sub-Adviser”), an affiliate of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.

Investment Objectives

NUAG seeks to track the investment results, before fees and expenses, of the ICE BofAML Enhanced Yield U.S. Broad Bond Index. NUSA seeks to track the investment results before fees and expenses, of the ICE BofAML Enhanced Yield 1-5 year U.S. Broad Bond Index. NUBD seeks to track the investment results, before fees and expenses, of the Bloomberg Barclays MSCI U.S. Aggregate ESG Select Index.

Each Fund’s most recent prospectus provides further description of the Fund’s investment objective, principal investment strategies and principal risks.

Significant Accounting Policies

Each Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (ASC) Topic 946 “Financial Services – Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments.

As of the end of the reporting period, the Funds’ outstanding when-issued/delayed delivery purchase commitments were as follows:

	NUAG	NUSA	NUBD
Outstanding when-issued/delayed delivery purchase commitments	$9,105,748	$103,297	$100,000

Investment Income

Investment income, which reflects the amortization of premiums and includes accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.

Professional Fees

Professional fees presented on the Statement of Operations consist of fees and expenses of legal counsel to the Funds’ Board of Trustees (the “Board”).

Dividends and Distributions to Shareholders

Dividends from net investment income, if any, are declared and distributed to shareholders monthly.

44	NUVEEN

Net realized capital gains from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Compensation

The Trust pays no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the current fiscal period. Actual results may differ from those estimates.

2. Investment Valuation and Fair Value Measurements

The fair valuation input levels as described below are for fair value measurement purposes.

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Prices of fixed-income securities are provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity, provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Board and/or its appointee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s net asset value (“NAV”) (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality,

NUVEEN	45

Notes to Financial Statements (Unaudited) (continued)

type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Board and/or its appointee.

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:

NUAG	Level 1	Level 2	Level 3	Total
Long-Term Investments*
Securitized	$—	$38,841,209	$—	$38,841,209
Corporate Debt	—	32,417,905	—	32,417,905
U.S. Treasury	—	21,349,777	—	21,349,777
Government Related	—	2,860,431	—	2,860,431
Short-Term Investments:
Government Related	—	650,000	—	650,000
Total	$—	$96,119,322	$—	$96,119,322

NUSA
Long-Term Investments*
Corporate Debt	$—	$10,096,947	$—	$10,096,947
Securitized	—	4,820,245	—	4,820,245
U.S. Treasury	—	4,427,475	—	4,427,475
Government Related	—	136,651	—	136,651
Total	$—	$19,481,318	$—	$19,481,318

NUBD
Long-Term Investments*
U.S. Treasury	$—	$15,333,328	$—	$15,333,328
Securitized	—	12,417,377	—	12,417,377
Corporate Debt	—	11,223,952	—	11,223,952
Government Related	—	2,493,934	—	2,493,934
Total	$—	$41,468,591	$—	$41,468,591
*	Refer to the Fund’s Portfolio of Investments for industry classifications, where applicable.

The Board is responsible for the valuation process and has appointed the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies and reporting to the Board. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making a fair value determination, based on the facts and circumstances specific to the portfolio instrument. Fair value determinations generally will be derived as follows, using public or private market information:

(i)	If available, fair value determinations shall be derived by extrapolating from recent transactions or quoted prices for identical or comparable securities.

(ii)	If such information is not available, an analytical valuation methodology may be used based on other available information including, but not limited to: analyst appraisals, research reports, corporate action information, issuer financial statements and shelf registration statements. Such analytical valuation methodologies may include, but are not limited to: multiple of earnings, discount from market value of a similar freely traded security, discounted cash flow analysis, book value or a multiple thereof, risk premium/yield analysis, yield to maturity and/or fundamental investment analysis.

The purchase price of a portfolio instrument will be used to fair value the instrument only if no other valuation methodology is available or deemed appropriate, and it is determined that the purchase price fairly reflects the instrument’s current value.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board.

46	NUVEEN

3. Portfolio Securities and Investments in Derivatives

Portfolio Securities

Zero Coupon Securities

A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Investments in Derivatives

Each Fund is authorized to invest in certain derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Although each Fund is authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

4. Fund Shares

Each Fund issues and redeems its shares on a continuous basis at NAV only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Only certain institutional investors (referred to as “Authorized Participants”) who have entered into agreements with Nuveen Securities, LLC, the Funds’ distributor, may purchase and redeem Creation Units. Once created, shares of the Funds trade on the Exchange at market prices and are only available to individual investors through their brokers.

Creation Units are purchased and redeemed in-kind for a designated portfolio of securities included in each Fund’s respective Index and/or a specified amount of cash. Authorized Participants are charged fixed transaction fees in connection with purchasing and redeeming Creation Units. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., taxes on currency or other financial transactions, and brokerage costs) and market impact expenses it incurs in purchasing or selling portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” on the Statements of Changes in Net Assets.

Transactions in Fund shares during the current and prior fiscal period were as follows:

	NUAG				NUSA				NUBD
	Six Months Ended 1/31/18		For the period 9/14/16 (commencement of operations) through 7/31/17		Six Months Ended 1/31/18		For the period 3/31/17 (commencement of operations) through 7/31/17		For the period 9/29/17 (commencement of operations) through 1/31/18
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,800,000	$43,889,505	2,400,000	$59,751,450	100,000	$2,485,150	1,200,000	$30,000,000	1,700,000	$42,500,270
Shares redeemed	—	—	(200,000)	(4,884,080)	(500,000)	(12,470,050)	—	—	—	—
Net increase (decrease)	1,800,000	$43,889,505	2,200,000	$54,867,370	(400,000)	$(9,984,900)	1,200,000	$30,000,000	1,700,000	$42,500,270

NUVEEN	47

Notes to Financial Statements (Unaudited) (continued)

5. Investment Transactions

Long-term purchases and sales (including maturities, but excluding in-kind transactions) during the current fiscal period were as follows:

	NUAG	NUSA	NUBD
Purchases:
Investment securities	$25,488,154	$2,017,895	$14,015,545
U.S. Government and agency obligations	18,326,598	1,494,332	491,078
Sales and maturities:
Investment securities	6,385,823	4,073,509	964,635
U.S. Government and agency obligations	15,148,041	1,472,689	592,008

In-kind transactions during the current fiscal period were as follows:

	NUAG	NUSA	NUBD
In-kind purchases	$20,872,786	$1,735,393	$29,256,384
In-kind sales	—	9,485,634	—

6. Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.

The table below presents the cost and unrealized appreciation (depreciation) of each Fund’s investment portfolio, as determined on a federal income tax basis, as of January 31, 2018.

	NUAG	NUSA	NUBD
Tax cost of investments	$97,582,580	$19,764,221	$42,194,587
Gross unrealized:
Appreciation	$96,209	$258	$21,855
Depreciation	(1,559,467)	(283,161)	(747,851)
Net unrealized appreciation (depreciation) of investments	$(1,463,258)	$(282,903)	$(725,996)

Permanent differences, primarily due to foreign currency transactions, redemption in-kind and distribution reallocations, resulted in reclassifications among the Funds’ components of net assets as of July 31, 2017, the Funds’ last tax year end, as follows:

	NUAG	NUSA
Capital paid-in	$(22,001)	$—
Undistributed (Over-distribution of) net investment income	602	359
Accumulated net realized gain (loss)	21,399	(359)

The tax components of undistributed net ordinary income and net long-term capital gains as of July 31, 2017, the Funds’ last tax year end, were as follows:

	NUAG	NUSA
Undistributed net ordinary income[1]	$37,258	$81,089
Undistributed net long-term capital gains	—	—
[1]	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

48	NUVEEN

The tax character of distributions paid during the Funds’ last tax year ended July 31, 2017, was designated for purposes of the dividends paid deduction as follows:

	NUAG[2]	NUSA[3]
Distributions from net ordinary income[1]	$1,141,630	$197,280
Distributions from net long-term capital gains	—	—
[1]	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.
[2]	For the period September 14, 2016 (commencement of operations) through July 31, 2017.
[3]	For the period March 31, 2017 (commencement of operations) through July 31, 2017.

As of July 31, 2017, the Funds’ last tax year end, the following Fund had unused capital losses carrying forward available for federal income tax purposes to be applied against future capital gains, if any. The capital losses are not subject to expiration.

NUSA
Capital losses to be carried forward – not subject to expiration	$1,740

The Funds have elected to defer late-year losses in accordance with federal income tax rules. These losses are treated as having arisen on the first day of the current fiscal year. The following Fund has elected to defer losses as follows:

NUAG
Post-October capital losses[4]	$133,678
Late-year ordinary losses[5]	—
[4]	Capital losses incurred from November 1, 2016 through July 31, 2017 the Funds’ last tax year end.
[5]	Ordinary losses incurred from January 1, 2017 through July 31, 2017 and/or specified losses incurred from November 1, 2016 through July 31, 2017.

7. Management Fees and Other Transactions With Affiliates

Management Fees

The annual management fee for each Fund, payable monthly, is 0.20% of the average daily net assets of each Fund. Each Fund’s management fee compensates the Adviser for investment advisory services to the Funds. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser. The Adviser is responsible for substantially all other expenses of the Funds, except any future distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, fees and expenses of the independent trustees (including any trustees’ counsel fees), certain compensation expenses of the Funds’ chief compliance officer, litigation expenses and extraordinary expenses.

Other Transactions With Affiliates

As of the end of the reporting period, TIAA owned shares of the following Fund as follows:

NUBD
TIAA owned shares	997,700

8. New Accounting Pronouncements

FASB Accounting Standards Update (“ASU”) 2017-08 (“ASU 2017-08”) Premium Amortization on Purchased Callable Debt Securities

The FASB has issued ASU 2017-08, which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of ASU 2017-08, if any.

NUVEEN	49

Additional

Fund Information

Adviser Nuveen Fund Advisors, LLC 333 West Wacker Drive Chicago, IL 60606 Sub-Adviser Teachers Advisors, LLC 730 Third Avenue New York, NY 10017-3206

Independent Registered
Public Accounting Firm

KPMG LLP

200 East Randolph Street

Chicago, IL 60601

Administrator, Custodian and
Transfer Agent

Brown Brothers Harriman

50 Post Office Square

Boston, MA 02110

Legal Counsel Chapman and Cutler LLP Chicago, IL 60603 Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, D.C. 20004

The tables below show the number and percentage of days during the current fiscal period that each Fund’s market price was greater than its NAV per share (i.e., at a premium) and less than its NAV per share (i.e., at a discount). The market price is determined using the midpoint between the highest bid and the lowest offer on the applicable Fund’s listing exchange, as of the time that the Fund’s NAV is calculated (normally 4:00 p.m. Eastern Time).

	NUAG
Six months ended January 31, 2018	Number of Days	% of Total Days
Premium/Discount Range:
0.26% to 0.50%	31	24.4%
0.00% to 0.25%	91	71.7%
(0.01)% to (0.25)%	4	3.1%
(0.26)% to (0.50)%	—	—%
Less than (0.50)%	1	0.8%

	127	100%

	NUSA
Six months ended January 31, 2018	Number of Days	% of Total Days
Premium/Discount Range:
0.26% to 0.50%	3	2.4%
0.00% to 0.25%	110	86.6%
(0.01)% to (0.25)%	14	11.0%
(0.26)% to (0.50)%	—	—%

	127	100%

	NUBD
September 29, 2017 (commencement of operations) through January 31, 2018	Number of Days	% of Total Days
Premium/Discount Range:
0.26% to 0.50%	7	8.2%
0.00% to 0.25%	60	70.6%
(0.01)% to (0.25)%	18	21.2%

	85	100%

50	NUVEEN

Additional

Fund Information (continued)

Quarterly Form N-Q Portfolio of Investments Information: The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. You may obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC toll-free at (800) SEC-0330 for room hours and operation.

Nuveen Funds’ Proxy Voting Information: You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FlNRA.org.

NUVEEN	51

Glossary of Terms

Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

ICE BofAML Enhanced Yield Broad Bond Index: This index provides exposure to the broad U.S. investment grade bond market. This included U.S. government and Treasury debt as well corporate bonds. The index uses a fundamental weighting scheme to generate higher yield while maintaining comparable risk. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.

ICE BofAML 1-5 Year U.S. Broad Market Index: This index consists of U.S. dollar-denominated, investment grade taxable debt securities with fixed rate coupons that have a remaining term to final maturity, or an average life, of less than five years. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.

Bloomberg Barclays MSCI U.S. Aggregate ESG Select Index: The Index is composed of U.S. investment grade fixed income securities that satisfy certain ESG and low-carbon criteria, including U.S. government securities, debt securities issued by U.S. corporations, residential and commercial mortgage-backed securities, asset-backed securities and U.S. dollar-denominated debt securities issued by non-U.S. governments and corporations that are publicly offered for sale in the U.S. The index returns assume reinvestment of dividends, but do not include the effects of any sales charges or management fees.

Bloomberg Barclays U.S. Aggregate Bond Index: The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass through securities and asset-backed securities. These major sectors are subdivided into more specific indexes that are calculated and reported on a regular basis. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.

Bloomberg Barclays U.S. Government/Credit 1-5 Year Bond Index: An index that measures the performance of U.S. dollar-denominated U.S. Treasury bonds, government related bonds and investment grade U.S. corporate bonds that have a remaining maturity of greater than or equal to one year and less than five years. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.

Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

52	NUVEEN

Annual Investment Management Agreement

Approval Process

The Board of Trustees (the “Board” and each Trustee, a “Board Member”) of NuShares ETF Trust (the “Trust”), including the Board Members who are not parties to the Funds’ advisory or sub-advisory agreements or “interested persons” of any such parties (the “Independent Board Members”), is responsible for approving each Fund’s advisory arrangements. A discussion of the Board’s initial approval of the advisory arrangements for the NuShares Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF and the NuShares Enhanced Yield U.S. Aggregate Bond ETF is set forth in such Funds’ annual report for the period ended July 31, 2017. A discussion of the initial approval of the advisory arrangements for the NuShares ESG U.S. Aggregate Bond ETF is set forth below.

Approval of Advisory Agreements for NuShares ESG U.S. Aggregate Bond ETF

For purposes of the discussion below, the “Fund” is the NuShares ESG U.S. Aggregate Bond ETF.

At a meeting held on September 24, 2017 (the “Meeting”), the Board Members of the Trust, including the Independent Board Members, considered and approved the investment management agreement (the “Investment Management Agreement”) between the Trust and Nuveen Fund Advisors, LLC (the “Adviser”) on behalf of the Fund, which is a series of the Trust, and the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Teachers Advisors, LLC (the “Sub-Adviser”). The Adviser and the Sub-Adviser are each hereafter a “Fund Adviser.” The Investment Management Agreement and the Sub-Advisory Agreement are each hereafter an “Advisory Agreement.”

To assist the Board in its evaluation of an Advisory Agreement with a Fund Adviser at the Meeting, the Independent Board Members had received, in adequate time in advance of the Meeting or at prior meetings, materials which outlined, among other things:

•	the nature, extent and quality of the services expected to be provided by the Fund Adviser;

•	the organization of the Fund Adviser, including the responsibilities of various departments and key personnel;

•	the relevant expertise and background of the Fund Adviser with respect to the Fund’s investment strategy;

•	certain performance-related information (as described below);

•	certain profitability-related information (as described below);

•	the Fund’s proposed unitary fee structure, including comparisons of the Fund’s proposed net expense ratio with the net expense ratios of comparable funds; and

•	the soft dollar practices of the Fund Adviser, if any.

At the Meeting and/or at prior meetings, the Adviser made presentations to and responded to questions from the Board. During the Meeting and/or prior meetings, the Independent Board Members also met privately with their legal counsel to, among other things, review the Board’s duties under the Investment Company Act of 1940 (the “1940 Act”), the general principles of state law in reviewing and approving advisory contracts, the standards used by courts in determining whether investment company boards of directors have fulfilled their duties, factors to be considered in voting on advisory contracts and an adviser’s fiduciary duty with respect to advisory agreements and compensation. It is with this background that the Independent Board Members considered the Advisory Agreements. As outlined in more detail below, the Independent Board Members considered all factors they believed relevant with respect to the Fund. Each Board Member may have accorded different weight to the various factors and information discussed below in reaching his or her conclusions with respect to the Fund’s Advisory Agreements. The Board Members also drew on information they had received in their capacity as trustees and directors, as applicable, of other registered investment companies advised by the Fund Advisers.

A. Nature, Extent and Quality of Services

The Independent Board Members considered the nature, extent and quality of the respective Fund Adviser’s services, including portfolio management services and administrative services. In this regard, the Independent Board Members recognized that open-end exchange-traded funds (“ETFs”) were recently added to the Nuveen fund product line (i.e., added in 2016); however, they considered the Adviser’s extensive experience in operating other types of investment companies. The Independent Board Members considered information about the structure, investment objective, strategies and other characteristics of the Fund. Additionally, they observed that the Fund was expected to seek to track the investment results of a specified underlying index (the “Index”).

At the Meeting and/or at prior meetings, the Independent Board Members were provided with materials pertaining to, among other things, the Adviser’s organization and business and the types of services that the Adviser or its affiliates are expected to provide to the Fund. As the Adviser already serves as adviser to the other Nuveen funds overseen by the Board Members, the Board has a good understanding of the Adviser’s

NUVEEN	53

Annual Investment Management Agreement Approval Process (continued)

organization, operations, personnel and services. As the Independent Board Members meet regularly throughout the year to oversee the Nuveen funds, the Independent Board Members, in part, relied upon their knowledge from their meetings and any other interactions throughout the year with the Adviser in evaluating the Investment Management Agreement although, as noted above, they recognized that ETFs were recently added to the Nuveen fund product line.

The Board noted that the Fund would be a registered investment company that would operate in a regulated industry. In considering the services that were expected to be provided by the Fund Advisers, the Board recognized the myriad of services that the Adviser and its affiliates provide to manage and operate the Nuveen funds, including (a) product management (such as managing distributions, positioning the product in the marketplace, managing the relationships with the distribution platforms, maintaining and enhancing shareholder communications, and reporting to the Board); (b) investment oversight, risk management and securities valuation (such as overseeing sub-advisers and other service providers, analyzing investment performance and risks, overseeing risk management and disclosure, executing the daily valuation of securities, and analyzing trade execution); (c) fund administration (such as helping to prepare fund tax returns and complete other tax compliance matters and helping to prepare regulatory filings and shareholder reports); (d) fund board administration (such as preparing board materials and organizing and providing assistance for board meetings); (e) compliance (such as helping to devise and maintain the Nuveen funds’ compliance program and test for adherence); (f) legal support (such as helping to prepare registration statements and proxy statements, interpreting regulations and policies and overseeing fund activities); and (g) with respect to certain open-end funds with portfolios that have a leverage component, providing leverage management services. The Board was aware, however, that services provided to ETFs may in some respects differ from those provided to other Nuveen funds. In addition, the Independent Board Members noted that the Adviser would oversee the Sub-Adviser, which was generally expected to provide portfolio advisory services to the Fund.

With respect to the Sub-Adviser, at the Meeting and/or at prior meetings, the Independent Board Members were provided with materials pertaining to, among other things, the Sub-Adviser’s organization and business, and considered that the Sub-Adviser is an affiliate of the Adviser. The Independent Board Members considered the experience of the Sub-Adviser and noted that it manages, in addition to other Nuveen ETFs, certain index products, including certain funds in the TIAA-CREF fund family. At the Meeting and/or at prior meetings, the Independent Board Members have noted the expertise and experience within the TIAA-CREF organization with investment products that focus on “ESG” (i.e., environmental, social and governance) criteria. Further, they evaluated the background and experience of certain key investment personnel that were expected to serve as portfolio managers to the Fund. In this regard, they noted that the portfolio management team that was expected to serve the Fund also serves as the portfolio management team to certain other Nuveen ETFs.

Based on their review, the Independent Board Members found that, overall, the nature, extent and quality of services expected to be provided to the Fund under each Advisory Agreement were satisfactory.

B. Investment Performance

The Fund was new and, therefore, did not have its own performance history. The Independent Board Members, however, were familiar with the performance records of other Nuveen funds advised by the Adviser and noted that the Sub-Adviser manages other Nuveen ETFs. In addition, the Independent Board Members reviewed certain performance-related data pertaining to the Index as well as the Fund’s contemplated secondary index (including returns for the 1-year, 3-year, 5-year and cumulative time periods as of June 30, 2017).

C. Fees, Expenses and Profitability

1. Fees and Expenses

In evaluating the management fees and expenses that the Fund was expected to bear, the Independent Board Members considered, among other things, the Fund’s proposed unitary fee structure, the rationale for its proposed fee structure, and its proposed net expense ratio in absolute terms as well as compared with the net expense ratios of comparable ETFs.

In considering the Fund’s proposed unitary fee structure, the Independent Board Members took into account the Adviser’s representation that unitary fee structures were generally common for ETFs. They noted that under this structure, the Fund would pay a fee to the Adviser and, in turn, the Adviser would be generally responsible for the fees incurred by the Fund (such as custody fees, transfer agency fees, index licensing fees, and stock exchange listing fees, as well as the fee paid to the Sub-Adviser), subject to certain exceptions (which included the management fee, any payments under the Trust’s distribution and service plan, interest expenses, taxes, acquired fund fees and expenses, expenses incurred in acquiring and disposing of portfolio securities, certain expenses of the Fund’s chief compliance officer, fees and expenses of the Independent Board Members and their counsel, litigation expenses and extraordinary expenses). In this regard, the Independent Board Members were provided with estimates of the Fund’s anticipated expenses, including those that would be paid by the Adviser from the unitary fee and those that would be excluded from the unitary fee, to the extent available.

In considering the proposed unitary fee structure, the Independent Board Members took into account that the Adviser would bear the risk that certain of the Fund’s operating expenses would increase (but would also benefit if such expenses decrease) and the degree of expense stability that would be afforded to the Fund’s shareholders. Additionally, the Independent Board Members reviewed, among other things, the Fund’s proposed unitary fee as well as comparative data pertaining to net expense ratios of the Fund’s peers in the Lipper category in which the Fund is expected to be classified. The Independent Board Members noted that as compared to peer group pricing (taking into account both the expected Lipper and

54	NUVEEN

Morningstar categories), the proposed unitary fee to be charged to the Fund was below the median category fee. Further, the Independent Board Members considered the proposed sub-advisory fee for the Fund, which, as noted above, will be paid by the Adviser out of its unitary fee.

Based on their review of the fee and expense information provided, the Independent Board Members determined that the Fund’s unitary fee was reasonable in light of the nature, extent and quality of services to be provided to the Fund.

2. Comparisons with the Fees of Other Clients

The Board considered that ETFs were a recent addition to the Nuveen fund product line and the Fund will pay a unitary fee which will differ from most other investment companies advised by the Adviser which pay a variety of fees, such as the investment advisory fee; Rule 12b-1 fees, if any; transfer agency fees; custody fees; and other expenses. The Board believed the unitary fee structure is a benefit to shareholders as it clearly discloses the cost of owning Fund shares, shifts the risk of the costs of operating the Fund covered by the unitary fee to the Adviser, and provides an incentive to the Adviser to maximize administrative efficiencies. As noted, the Board considered the unitary fee paid by the Fund in comparison to the expense ratios of its peers in the Lipper and Morningstar categories in which the Fund is expected to be classified. The Board also noted at prior meetings that the Adviser and/or its affiliated sub-advisers provide services to other types of clients, including, among other things, separately managed accounts, other investment companies that are not offered by Nuveen but are sub-advised by one of Nuveen’s affiliated sub-advisers, foreign investment companies offered by Nuveen, and collective investment trusts. The Board has observed that the varying types of clients require different services and involve different regulatory risks and entrepreneurial risks than managing the Fund, a registered investment company. At prior meetings, the Board has reviewed information regarding the different types of services that are provided to the Nuveen funds compared to those provided to the other types of clients described above, which typically do not require the same breadth of day-to-day services required for registered funds advised by the Adviser. The Board has noted that many of the administrative services that the Adviser provides to support the Nuveen funds may not be required to the same extent or at all for the institutional clients or other clients. The Independent Board Members have recognized that the foregoing variations result in different economics among the product structures and culminate in varying management fees among the types of clients and funds. Given the inherent differences in the various products, the Independent Board Members have concluded such facts justify the different levels of fees.

At the Meeting and/or at prior meetings, the Independent Board Members have noted that the Sub-Adviser currently serves as sub-adviser to several Nuveen ETFs, serves as investment adviser to funds in the TIAA-CREF family of funds and, in addition, provides management services to other types of clients, including certain accounts.

3. Profitability of Fund Advisers

At the time of the Meeting, historical information regarding the costs of services provided by the Adviser to the Fund and the profitability of the Fund to the Adviser was not available as the Fund had not commenced operations and it was not possible to predict the effect on profitability of the Fund (or the recently added ETF line of business generally). At the Meeting or at prior meetings, however, the Board has recognized the significant time and resources the Adviser committed to develop the ETF product line, including organizing the Trust and Fund (in addition to other Nuveen ETFs), obtaining the necessary exemptive relief from the Securities and Exchange Commission, hiring additional personnel and arranging for the service providers to the Fund (and other Nuveen ETFs). The Independent Board Members also considered the estimated operating expenses to be paid by the Adviser pursuant to the unitary fee. Further, at prior meetings, the Independent Board Members have considered Nuveen’s level of profitability for its advisory activities. In this regard, at prior meetings, the Independent Board Members have reviewed, among other things, Nuveen’s adjusted operating margins, the gross and net revenue margins (pre-tax and after-tax) for advisory activities for the other Nuveen funds, and the revenues, expenses, and net income (pre-tax and after-tax) of Nuveen for 2016 and 2015. The Independent Board Members have also reviewed an analysis of the key drivers behind the changes in revenues and expenses that impacted profitability and, in addition, have reviewed the adjusted total company margins of other advisory firms that had publicly available information and comparable assets under management (based on asset size and asset composition). Further, as the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”), the Board has reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves to have a fuller understanding of the financial condition and strength of the TIAA complex, together with Nuveen. The Board recognized that it will be reviewing profitability further as the Fund commences operations and gathers assets and as relevant information becomes available regarding Nuveen’s recently-added ETF business line as a whole.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

With respect to economies of scale, the Independent Board Members have recognized that, in general, as the assets of a particular fund or the Nuveen complex in the aggregate increase over time, economies of scale may be realized with respect to the management of the funds. In this regard, the Independent Board Members considered whether the Fund could be expected to benefit from any economies of scale. Although the Independent Board Members have recognized that economies of scale are difficult to measure with precision, they have noted that there are several acceptable means to share economies of scale, including through breakpoints in the management fee schedule reducing the fee rates as asset levels grow, fee waiver and expense limitation agreements, and the Adviser’s investment in its business which can enhance the services provided to the Nuveen funds. Most of the funds in the Nuveen complex pay a management fee to the Adviser which is generally comprised of a fund-level component and a

NUVEEN	55

Annual Investment Management Agreement Approval Process (continued)

complex-level component, each of which has a breakpoint schedule. Generally, the fund level fee component declines as the assets of a particular fund grow. Pursuant to the complex-wide fee arrangement, generally, the complex-level fee component declines when eligible assets of the funds in the Nuveen complex combined grow.

Notwithstanding the foregoing, the Independent Board Members recognized that the unitary fee structure does not have breakpoints and that the Fund (like other Nuveen ETFs) would not participate in the complex-level fee program. The Independent Board Members recognized that it was difficult to assess when economies of scale, if any, might be realized before the commencement of investment operations and in light of Nuveen’s recent entry to the ETF market. They further recognized that although a unitary fee affords a certain degree of certainty in the expenses of the Fund, the Adviser will benefit from any reductions in certain fixed costs that arise in connection with managing the Fund although the Adviser also has the risk if such fixed costs rise. Additionally, they acknowledged that as ETFs were new to the Nuveen fund family, there would be ongoing review of the fee structure employed for these types of funds.

In addition, at the Meeting and/or prior meetings, the Independent Board Members have recognized the Adviser’s ongoing investment in its business to expand or enhance the services provided to the benefit of all of the Nuveen funds.

Based on their review, the Independent Board Members concluded that the proposed unitary fee structure (which would not include breakpoints or participation in the complex-level fee program) was acceptable.

E. Indirect Benefits

The Independent Board Members considered information received at the Meeting and/or at prior meetings regarding other benefits that a Fund Adviser or its affiliates may receive as a result of their relationship with the Fund, including compensation paid to affiliates of a Fund Adviser for services rendered to the Fund and research services received by a Fund Adviser from broker-dealers that execute Fund trades. In this regard, the Independent Board Members considered that the Fund’s portfolio transactions would be allocated by the Sub-Adviser and that the Sub-Adviser may benefit from research received through soft dollar arrangements with respect to transactions in equity securities. However, they recognized that the Sub-Adviser does not use soft dollars in connection with transactions in fixed income securities.

Based on their review, the Independent Board Members concluded that any indirect benefits expected to be received by a Fund Adviser as a result of its relationship with the Fund were reasonable and within acceptable parameters.

F. Approval

The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including a majority of the Independent Board Members, concluded that the terms of the Investment Management Agreement and the Sub-Advisory Agreement were fair and reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services to be provided to the Fund and that the Investment Management Agreement and Sub-Advisory Agreement should be and were approved on behalf of the Fund.

56	NUVEEN

Notes

NUVEEN	57

Notes

58	NUVEEN

Notes

NUVEEN	59

Nuveen:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.

Find out how we can help you.

To learn more about how the products and services of Nuveen
may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen,
333 W. Wacker Dr., Chicago, IL 60606. Please read the
prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/etf

Securities offered through Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com

NSA-ENHUS-0118P        445008-INV-B-03/19

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NuShares ETF Trust

By	(Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher Vice President and Secretary

Date: April 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Martin Kremenstein
Martin Kremenstein Chief Administrative Officer (principal executive officer)

Date: April 5, 2018

By	(Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date: April 5, 2018